SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]

                       Post-Effective Amendment No. 6                   [X]
                             (File No. 333-84121)
                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 21                          [X]
                            (File No. 811-09515)
                      (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                    American Enterprise Variable Life Account

                               Name of Depositor:
                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                            829 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 333-3437

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on April 30, 2004 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


APRIL 30, 2004


AMERICAN EXPRESS

SIGNATURE VARIABLE UNIVERSAL LIFE(R)

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
            829 AXP Financial Center
            Minneapolis, MN 55474

            Telephone: (800) 333-3437

            Web site address: americanexpress.com

            AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in American Express(R) Signature Variable Universal Life (SIG - VUL).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-    A fixed account to which we credit interest.

-    Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under the policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

AEL has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-    Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                                      3
     Policy Benefits                                                           3
     Policy Risks                                                              5
     Fund Risks                                                                7
FEE TABLES                                                                     7
     Transaction Fees                                                          7
     Charges Other than Fund Operating Expenses                                8
     Annual Operating Expenses of the Funds                                    9
LOADS, FEES AND CHARGES                                                       11
     Premium Expense Charge                                                   11
     Monthly Deduction                                                        11
     Surrender Charge                                                         12
     Partial Surrender Charge                                                 13
     Mortality and Expense Risk Charge                                        13
     Annual Operating Expenses of the Funds                                   13
     Effect of Loads, Fees and Charges                                        13
     Other Information on Charges                                             14
AEL                                                                           14
THE VARIABLE ACCOUNT AND THE FUNDS                                            14
     Relationship Between Funds and Subaccounts                               20
     Substitution of Investments                                              20
     Voting Rights                                                            20
THE FIXED ACCOUNT                                                             21
PURCHASING YOUR POLICY                                                        21
     Application                                                              21
     Premiums                                                                 21
POLICY VALUE                                                                  22
     Fixed Account                                                            22
     Subaccounts                                                              22
POLICY VALUE CREDITS                                                          23
KEEPING THE POLICY IN FORCE                                                   24
     No Lapse Guarantee                                                       24
     Grace Period                                                             24
     Reinstatement                                                            24
     Exchange Right                                                           24
PROCEEDS PAYABLE UPON DEATH                                                   25
     Change in Death Benefit Option                                           25
     Changes in Specified Amount                                              26
     Misstatement of Age or Sex                                               26
     Suicide                                                                  27
     Beneficiary                                                              27
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                           27
     Restrictions on Transfers                                                27
     Fixed Account Transfer Policies                                          28
     Minimum Transfer Amounts                                                 28
     Maximum Transfer Amounts                                                 28
     Maximum Number of Transfers Per Year                                     28
     Automated Transfers                                                      28
     Automated Dollar-Cost Averaging                                          29
     Asset Rebalancing                                                        29
POLICY LOANS                                                                  30
     Minimum Loan Amounts                                                     30
     Maximum Loan Amounts                                                     30
     Allocation of Loans to Accounts                                          30
     Repayments                                                               30
     Overdue Interest                                                         30
     Effect of Policy Loans                                                   30
POLICY SURRENDERS                                                             30
     Total Surrenders                                                         31
     Partial Surrenders                                                       31
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER                             31
PAYMENT OF POLICY PROCEEDS                                                    32
     Payment Options                                                          32
     Deferral of Payments                                                     32
FEDERAL TAXES                                                                 33
     AEL's Tax Status                                                         33
     Taxation of Policy Proceeds                                              33
     Modified Endowment Contracts                                             34
     Other Tax Considerations                                                 35
     Split Dollar Arrangements                                                36
DISTRIBUTION OF THE POLICY                                                    37
LEGAL PROCEEDINGS                                                             37
POLICY ILLUSTRATIONS                                                          38
KEY TERMS                                                                     41
FINANCIAL STATEMENTS                                                          42


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

   POLICY BENEFIT             WHAT IT MEANS                                        HOW IT WORKS
DEATH BENEFIT         We will pay a benefit to the        The relationship between the policy value and the death
                      beneficiary of the policy when      benefit depends on which of two death benefit options you
                      the insured dies. Before the        choose:
                      insured's attained insurance
                      age 100, your policy's death        -  OPTION 1 (LEVEL AMOUNT): The death benefit is the greater
                      benefit can never be less than         of the specified amount or a percentage of policy value.
                      the specified amount unless
                      you change that amount or your      -  OPTION 2 (VARIABLE AMOUNT): The death benefit is the
                      policy has outstanding                 greater of the specified amount plus the policy value, or
                      indebtedness.                          a percentage of policy value.

                                                          You may change the death benefit option or specified amount within certain limits, but doing so generally will affect
                                                          policy charges.

                                                          On or after the insured's attained insurance age 100, the
                                                          death benefit will be the cash surrender value.

OPTIONAL INSURANCE    You may add optional benefits       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS              to your policy at an
                      additional cost, in the form        -  ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB provides an
                      of riders (if you meet certain         additional death benefit if the insured's death is caused
                      requirements). The amounts of          by accidental injury.
                      these benefits do not vary
                      with investment experience of       -  ADDITIONAL INSURED RIDER (AIR): AIR provides a level,
                      the variable account. Certain          adjustable death benefit on the life of each additional
                      restrictions apply and are             insured covered.
                      clearly described in the
                      applicable rider.                   -  CHILDREN'S INSURANCE RIDER (CIR): CIR provides level term coverage on each eligible child.

                                                          -  TERM INSURED RIDER (TIR): TIR provides an additional
                                                             level, adjustable death benefit on the base insured.

                                                          -  WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under WMD, we
                                                             will waive the monthly deduction if the insured becomes
                                                             totally disabled before age 60.

NO LAPSE              Your policy will not lapse          NO LAPSE GUARANTEE: The policy has the NLG option, which
GUARANTEE (NLG)       (end without value) if the NLG      guarantees the policy will not lapse for five policy years.
                      is in effect, even if cash          The NLG remains in effect if you meet certain premium
                      surrender value is less than        requirements and indebtedness does not exceed the policy
                      the amount needed to pay the        value minus surrender charges.
                      monthly deduction.

FLEXIBLE PREMIUMS     You choose when to pay              When you apply for your policy, you state how much you
                      premiums and how much premium       intend to pay and whether you will pay quarterly,
                      to pay.                             semiannually or annually. You may also make additional,
                                                          unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the insured's
                                                          attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in
                                                          paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the NLG remains in effect.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

   POLICY BENEFIT             WHAT IT MEANS                                        HOW IT WORKS
POLICY VALUE          You may receive a credit to         Currently, we credit the policy value on a pro rata basis
CREDITS               your policy value beginning in      with an amount equal on an annual basis to .45% of the
                      the 11th policy year.               policy value minus indebtedness. We reserve the right to
                                                          change the credit percentage. No minimum credit is
                                                          guaranteed. We also reserve the right to apply the credit on a monthly, quarterly, semiannual or annual basis as we
                                                          determine.

RIGHT TO EXAMINE      You may return your policy for      You may mail or deliver the policy to our home office or to
YOUR POLICY           any reason and receive a            your sales representative with a written request for
("FREE LOOK")         refund of the policy value          cancellation by the 20th day after you receive it. On the
                      minus any indebtedness plus         date your request is postmarked or received, the policy will
                      any premium expense charge and      immediately be considered void from the start. In Hawaii,
                      monthly deductions taken.           Illinois, Louisiana, Minnesota, Missouri, Nebraska, North
                                                          Carolina, South Carolina, Virginia, Washington, and
                                                          Wisconsin, you will receive a full refund of all premiums
                                                          paid.

                                                          Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be
                                                          honored if received at our home office within 30 days from the latest of the following dates:

                                                          -  The date we mail the policy from our office

                                                          -  The policy date (only if the policy is issued in force)

                                                          -  The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which
                                                             you must sign and date.

                                                          We reserve the right to change or discontinue this
                                                          administrative practice at any time.

EXCHANGE RIGHT        For two years after the policy      Because the policy itself offers a fixed return option, all
                      is issued, you can exchange it      you need to do is transfer all of the policy value in the
                      for one that provides benefits      subaccounts to the fixed account. This exchange does not
                      that do not vary with the           require our underwriting approval. We do not issue a new
                      investment return of the            policy. State restrictions may apply.
                      subaccounts.

INVESTMENT CHOICES    You may direct your net
                      premiums or transfer your
                      policy's value to:

                      -  THE VARIABLE ACCOUNT which       -  UNDER THE VARIABLE ACCOUNT your policy's value may
                         consists of subaccounts,            increase or decrease daily, depending on the investment
                         each of which invests in a          return. No minimum amount is guaranteed.
                         fund with a particular
                         investment objective; or

                      -  THE FIXED ACCOUNT which is       -  THE FIXED ACCOUNT earns interest rates that we adjust
                         our general investment              periodically. This rate will never be lower than 4%
                         account.

SURRENDERS            You may cancel the policy           The cash surrender value is the policy value minus
                      while it is in force and            indebtedness minus any applicable surrender charges. Partial
                      receive its cash surrender          surrenders are available within certain limits for a fee.
                      value or take a partial
                      surrender out of your policy.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

   POLICY BENEFIT             WHAT IT MEANS                                        HOW IT WORKS
LOANS                 You may borrow against your         Your policy secures the loan.
                      policy's cash surrender value.

TRANSFERS             You may transfer your policy's      You may transfer policy value from one subaccount to another
                      value.                              or between subaccounts and the fixed account. Certain
                                                          restrictions may apply. You can also arrange for automated transfers among the fixed account and subaccounts.


POLICY RISKS


   POLICY RISK                WHAT IT MEANS                                        WHAT CAN HAPPEN
INVESTMENT RISK       You direct your net premiums        -  You can lose cash values due to adverse investment
                      or transfer your policy's              experience. No minimum amount is guaranteed under the
                      value to a subaccount that             subaccounts of the variable account.
                      drops in value.
                                                          -  Your death benefit under Option 2 may be lower due to
                                                             adverse investment experience.

                                                          -  Your policy could lapse due to adverse investment
                                                             experience if the NLG is not in effect and you do not pay
                                                             the premiums needed to maintain coverage.

                      You transfer your policy's          -  The value of the subaccount from which you transferred
                      value between subaccounts.             could increase while the value of the subaccount to which
                                                             you transferred could decrease.

RISK OF LIMITED       The policy is not suitable as       -  If you are unable to afford the premiums needed to keep
POLICY VALUES IN      a short-term investment.               the policy in force for a long period of time, your
EARLY YEARS                                                  policy could lapse with no value.

                      Your policy has little or no        -  Surrender charges apply to this policy for the first 15
                      cash surrender value in the            policy years and for 15 years following any increase in
                      early policy years.                    specified amount. Surrender charges can significantly
                                                             reduce policy value. Poor investment performance can also
                                                             significantly reduce policy values. During early policy
                                                             years the cash surrender value may be less than the
                                                             premiums you pay for the policy.

                      Your ability to take partial        -  You cannot take partial surrenders during the first
                      surrenders is limited.                 policy year.

LAPSE RISK            You do not pay the premiums         -  We will not pay a death benefit if your policy lapses.
                      needed to maintain coverage.

                      Your policy may lapse due to        -  Surrender charges affect the surrender value, which is a
                      surrender charges.                     measure we use to determine whether your contract will
                                                             enter a grace period (and possibly lapse). A partial
                                                             surrender will reduce the policy value, will reduce the
                                                             death benefit and may terminate the NLG.

                      You take a loan against your        -  Taking a loan increases the risk that your policy will
                      policy.                                lapse, will have a permanent effect on the policy value,
                                                             will reduce the death benefit and may terminate the NLG.

                      Your policy can lapse due to        -  Your policy could lapse due to adverse investment
                      poor investment performance.           experience if the NLG is not in effect and you do not pay
                                                             premium needed to maintain coverage


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

   POLICY RISK                WHAT IT MEANS                                     WHAT CAN HAPPEN
EXCHANGE/             You drop another policy to buy      -  You may pay surrender charges on the policy you drop.
REPLACEMENT RISK      this one.
                                                          -  This policy has surrender charges, which may extend
                                                             beyond those in the policy you drop.

                                                          -  You will be subject to new incontestability and suicide periods.

                                                          -  You may be in a higher insurance risk-rating category now and you may pay higher premiums.

                      You use cash values or              -  If you borrow from another policy to buy this one, the
                      dividends from another policy          loan reduces the death benefit on the other policy. If
                      to buy this one.                       you fail to repay the loan and accrued interest, you
                                                             could lose the other coverage and you may be subject to
                                                             income tax if the policy ends with a loan against it.

                                                          -  The exchange may have adverse tax consequences.

TAX RISK              Congress may change current         -  You could lose any or all of the specific federal income
                      tax law at any time.                   tax attributes and benefits of a life insurance policy
                                                             including tax-deferred accrual of cash values and income
                      The interpretation of current          tax free death benefits.
                      tax law is subject to change
                      by the Internal Revenue
                      Service (IRS) at any time.

                      The policy fails to qualify as      -  Increases in cash value are taxable as ordinary income.
                      life insurance for federal             Your beneficiary may have to pay income tax on part of
                      income tax purposes.                   the death benefit.

                      Certain changes you make to         -  Federal income tax will apply to earnings on cash values
                      the policy may cause it to             taken from or assigned under a modified endowment
                      become a "modified endowment           contract. Earnings come out first on surrenders from or
                      contract" for federal income           assignment of a modified endowment contract. If you are
                      tax purposes.                          under age 59 1/2, a 10% penalty tax also may apply to
                                                             these earnings.

                      The IRS determines that you,        -  You may be taxed on the income of each subaccount to the
                      not the Variable Account, are          extent of your investment.
                      the owner of the fund shares
                      held by our Variable Account.

                      You buy this policy to fund a       -  The tax-deferred accrual of cash values provided by the
                      tax-deferred retirement plan.          policy is unnecessary because tax deferral is provided by
                                                             the tax-deferred retirement plan.

                      Your policy is not a modified       -  You will be taxed on any earnings generated in the
                      endowment contract and it              contract -- earnings in policy cash value and earnings
                      lapses or is fully surrendered         previously taken via existing loans. It could be the case
                      with an outstanding policy             that a policy with a relatively small existing cash value
                      loan.                                  could have significant earnings that will be taxed upon
                                                             lapse or surrender of the policy.



Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

LIMITATIONS ON USE OF POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium. We may also be required to block an owner's access to policy values. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


       CHARGE              WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE    When you pay premium.          3% of each premium payment.

SURRENDER CHARGE*         When you surrender your        RATE PER $1,000 OF INITIAL SPECIFIED AMOUNT:
                          policy for its full cash
                          surrender value, or the        MINIMUM: $6.81 -- Female, Standard, Age 1
                          policy lapses, during the
                          first 15 years and for 15      MAXIMUM: $57.75 -- Male, Smoker, Age 68
                          years after requesting an
                          increase in the specified      REPRESENTATIVE INSURED: $10.59 -- Male, Preferred Nonsmoker,
                          amount.                        Age 30

PARTIAL SURRENDER         When you surrender part        The lesser of:
CHARGE                    of the value of your
                          policy.                        -  $25; or

                                                         -  2% of the amount surrendered.

FEES FOR EXPRESS MAIL     When we pay policy             -  $15 -- United States
AND WIRE TRANSFERS OF     proceeds by express mail
LOAN PAYMENTS AND         or wire transfer.              -  $30 -- International
SURRENDERS



* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or AEL at the address or telephone number shown on the first page of this prospectus.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE              WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
COST OF INSURANCE         Monthly.                       MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:
CHARGES*
                                                         MINIMUM: $.06-- Female, Standard, Age 10

                                                         MAXIMUM: $83.33-- Male, Smoker, Age 99

                                                         REPRESENTATIVE INSURED: $.12 -- Male, Preferred Nonsmoker,
                                                         Age 30

ADMINISTRATIVE CHARGE     Monthly.                       GUARANTEED: $7 per month.

INTEREST RATE ON LOANS    Charged daily and due at       GUARANTEED: 6% per year.
                          the end of the policy
                          year                           CURRENT:

                                                         -  6% for policy years 1-10;

                                                         -  4% for policy years 11 and after.

ACCIDENTAL DEATH          Monthly.                       MONTHLY RATE PER $1,000 OF ACCIDENTAL DEATH BENEFIT AMOUNT:
BENEFIT RIDER (ADB)*
                                                         -  MINIMUM: $.04 - Female, Age 5

                                                         -  MAXIMUM: $.16 -- Male, Age 69

                                                         -  REPRESENTATIVE INSURED: $0.08 -- Male, Preferred Nonsmoker,
                                                            Age 30

ADDITIONAL INSURED        Monthly.                       MINIMUM: $.06 -- Female, Standard, Age 10
RIDER (AIR)*
                                                         MAXIMUM: $83.33 -- Male, Smoker, Age 91

                                                         REPRESENTATIVE INSURED: $.12 -- Male, Preferred Nonsmoker,
                                                         Age 30

CHILDREN'S INSURANCE      Monthly.                       MONTHLY RATE PER $1,000 OF CIR SPECIFIED AMOUNT:
RIDER (CIR)
                                                         -  $.58

TERM INSURED              Monthly.                       MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:
RIDER (TIR)*
                                                         MINIMUM: $.06 -- Female, Standard, Age 10

                                                         MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                         REPRESENTATIVE INSURED: $.12 -- Male, Preferred Nonsmoker,
                                                         Age 30

WAIVER OF MONTHLY         Monthly.                       MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK PLUS THE AIR
DEDUCTION RIDER (WMD)*                                   SPECIFIED AMOUNTS IF APPLICABLE:

                                                         MINIMUM: $.01 -- Female, Standard, Age 5

                                                         MAXIMUM: $.28 -- Male, Smoker, Age 59

                                                         REPRESENTATIVE INSURED: $.02 -- Male, Preferred Nonsmoker,
                                                         Age 30



* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or AEL at the address or telephone number shown on the first page of this prospectus.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                         MINIMUM                 MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements                .69%                    3.74%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                  GROSS TOTAL
                                                                        MANAGEMENT       12b-1         OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES     EXPENSES
AXP(R) Variable Portfolio
      Blue Chip Advantage Fund                                              .53%          .13%           .14%         .80%(1)
      Capital Resource Fund                                                 .64           .13            .08          .85(1)
      Cash Management Fund                                                  .51           .13            .06          .70(1)
      Diversified Bond Fund                                                 .60           .13            .08          .81(1)
      Diversified Equity Income Fund                                        .53           .13            .10          .76(1)
      Growth Fund                                                           .65           .13            .21          .99(1)
      High Yield Bond Fund                                                  .62           .13            .08          .83(1)
      Managed Fund                                                          .61           .13            .06          .80(1)
      New Dimensions Fund(R)                                                .62           .13            .07          .82(1)
      Short Duration U.S. Government Fund                                   .61           .13            .08          .82(1)
      Small Cap Advantage Fund                                              .81           .13            .25         1.19(1)
AIM V.I.
      AIM V.I. Capital Appreciation Fund, Series I Shares                   .61            --            .24          .85(2)
      AIM V.I. Capital Development Fund, Series I Shares                    .75            --            .38         1.13(2)
      AIM V.I. Premier Equity Fund, Series I Shares                         .61            --            .24          .85(2)
AllianceBernstein Variable Products Series Fund, Inc.
      AllianceBernstein VP Premier Growth Portfolio (Class B)              1.00           .25            .05         1.30(3)
      AllianceBernstein VP Technology Portfolio (Class B)                  1.00           .25            .12         1.37(3)
      AllianceBernstein VP U.S. Government/High Grade
        Securities Portfolio (Class B)                                      .60           .25            .18         1.03(3)
Baron Capital Funds Trust
      Capital Asset Fund - Insurance Shares                                1.00           .25            .19         1.44(4)
Credit Suisse Trust
      Mid-Cap Growth Portfolio                                              .90            --            .49         1.39(5)
      (previously Credit Suisse Trust - Emerging Growth Portfolio)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class                               .48           .10            .11          .69(6)
      Mid Cap Portfolio Service Class                                       .58           .10            .12          .80(6)
      Overseas Portfolio Service Class                                      .73           .10            .17         1.00(6)
FTVIPT
      Franklin Real Estate Fund - Class 2                                   .50           .25            .03          .78(7),(8)
      Mutual Shares Securities Fund - Class 2                               .60           .25            .20         1.05(8)
      Templeton Foreign Securities Fund - Class 2                           .69           .25            .22         1.16(9)


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                  GROSS TOTAL
                                                                        MANAGEMENT       12b-1         OTHER        ANNUAL
                                                                           FEES          FEES         EXPENSES     EXPENSES
Goldman Sachs VIT
      Capital Growth Fund                                                   .75%           --%            .68%       1.43%(10)
      CORE(SM) U.S. Equity Fund                                             .70            --             .15         .85(10)
      International Equity Fund                                            1.00            --            1.60        2.60(10)
JPMorgan
      U.S. Large Cap Core Equity Portfolio                                  .35            --             .50         .85(4)
Lazard Retirement Series
      Equity Portfolio                                                      .75           .25            2.74        3.74(11)
      International Equity Portfolio                                        .75           .25             .65        1.65(11)
MFS(R)
      New Discovery Series - Initial Class                                  .90            --             .14        1.04(12)
      Research Series - Initial Class                                       .75            --             .13         .88(12)
      Utilities Series - Initial Class                                      .75            --             .17         .92(12)
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares                    .48           .25             .05         .78(4)
      Putnam VT International Equity Fund - Class IB Shares                 .76           .25             .18        1.19(4)
      Putnam VT International New Opportunities Fund - Class IB Shares     1.00           .25             .26        1.51(4)
Royce Capital Fund
      Micro-Cap Portfolio                                                  1.25            --             .11        1.36(13)
      Small-Cap Portfolio                                                  1.00            --             .21        1.21(13)
Wanger
      International Small Cap                                              1.22            --             .19        1.41(14)
      U.S. Smaller Companies                                                .93            --             .05         .98(14)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the policy and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.
(2) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003. From Dec. 1, 2003 through Dec. 31, 2003 AllianceBernstein VP Premier Growth Portfolio (Class B) had a voluntary waiver. After such waivers, "Management fees," "Other expenses" and "Gross total annual expenses" would be 0.99%, 0.05% and 1.29%.
(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.
(5) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and or reimbursements may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust - Mid-Cap Portfolio (.76%, 0%, .49% and 1.25%).
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.
(7)  The Fund administration fee is paid indirectly through the management fee.
(8) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(9) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.04%) and 1.12% for FTVIPT Templeton Foreign Securities Fund - Class 2
(10) Each adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Effective Dec. 22, 2003, each adviser has agreed to reduce the "Other expenses" limitation, as defined above, for the Goldman Sachs VIT Capital Growth Fund and the Goldman Sachs VIT International Equity Fund would be 0.11% and 0.16%, respectively of each fund's average daily net assets, resulting in total expense for each such fund at a rate no higher than 0.90% and 1.20%, respectively. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT CORE(SM) U.S. Equity exceed 0.16% of the fund's average daily net assets. The Adviser has contractually agreed to maintain these expense limitation reductions through June 30, 2005.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

(11) The Investment manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2003, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement Equity Portfolio and 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.
(12) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net total contractual annual expenses" would be lower for certain series and would equal: 1.03% for New Discovery Series and 0.91% for Utilities Series.
(13) Royce has voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.
(14) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2% of average daily net assets. This commitment expires on April 30, 2004.


LOADS, FEES AND CHARGES

Policy charges compensate us for:

-    providing the insurance benefits of the policy;

-    issuing the policy;

-    administering the policy;

-    assuming certain risks in connection with the policy; and

-    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.   the cost of insurance for the policy month;

2.   the administrative charge shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement.")



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. It depends on:

-    the amount of the death benefit;

-    the policy value; and

-    the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [(a + b) X (c - d)] DIVIDED BY 1,000 where:

(a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

     We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the "Guaranteed Maximum Monthly Cost of Insurance Rates" shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker Mortality Tables, Age Last Birthday.

(b) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

(c) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces American Enterprise Life's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%).

(d) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the administrative charge, and any charges for optional riders with the exception of the WMD as it applies to the base policy.

2. ADMINISTRATIVE CHARGE: $7 per month. This charge reimburses American Enterprise Life for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years and in the 15 years following an increase in specified amount, we will assess a surrender charge.

The surrender charge reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will decrease annually until it is zero at the beginning of the 16th policy year. If you increase the specified amount, an additional surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. The additional maximum surrender charge will decrease annually until it is zero at the beginning of the 16th year following the increase.



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

The following table illustrates the maximum surrender charge for a male, insurance age 30 qualifying for preferred nonsmoker rates. We assume the specified amount to be $200,000.

          LAPSE OR SURRENDER DURING YEAR          MAXIMUM SURRENDER CHARGE
                        1                               $  2,118.00
                        2                                  1,976.80
                        3                                  1,835.60
                        4                                  1,694.40
                        5                                  1,553.20
                        6                                  1,412.00
                        7                                  1,270.80
                        8                                  1,129.60
                        9                                    988.40
                       10                                    847.20
                       11                                    706.00
                       12                                    564.80
                       13                                    423.60
                       14                                    282.40
                       15                                    141.20
                       16+                                     0.00

The amounts shown decrease on an annual basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from its general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-    cost of insurance charges;

-    surrender charges;

-    cost of optional insurance benefits;

-    administrative charges;

-    mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

AEL

We are a stock life insurance company organized under the laws of the State of Indiana in 1981. Our address is 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204.

We conduct a conventional life insurance business in all states except New York. Our affiliate, IDS Life Insurance Company (IDS Life) has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us and/or the selling firms that distribute this policy.

Premium payments and policy values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including, but not limited to, 12b-1 fees (see "Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under this policy.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premium payments or policy value to a particular subaccount.


All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

YOU CAN DIRECT YOUR PREMIUMS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -        Long-term total return exceeding that of the       American Express Financial
Blue Chip                          U.S. stock market. Under normal market             Corporation (AEFC)
Advantage Fund                     conditions, the Fund invests at least 80% of
                                   its net assets in blue chip stocks. Blue chip
                                   stocks are issued by companies with a market
                                   capitalization of at least $1 billion, an
                                   established management, a history of
                                   consistent earnings and a leading position
                                   within their respective industries.

AXP(R) Variable Portfolio -        Capital appreciation. Invests primarily in         AEFC
Capital Resource Fund              U.S. common stocks of companies with market
                                   capitalization of at least $5 billion.

AXP(R) Variable Portfolio -        Maximum current income consistent with             AEFC
Cash Management Fund               liquidity and stability of principal. Invests
                                   primarily in money market instruments, such
                                   as marketable debt obligations issued by the
                                   U.S. government or its agencies, bank
                                   certificates of deposit, bankers'
                                   acceptances, letters of credit, and
                                   commercial paper, including asset-backed
                                   commercial paper.

AXP(R) Variable Portfolio -        High level of current income while attempting      AEFC
Diversified Bond Fund              to conserve the value of the investment and
                                   continuing a high level of income for the
                                   longest period of time. Under normal market
                                   conditions, the Fund invests at least 80% of
                                   its net assets in bonds and other debt
                                   obligations.

AXP(R) Variable Portfolio -        High level of current income and, as a             AEFC
Diversified Equity                 secondary goal, steady growth of capital.
Income Fund                        Under normal market conditions, the Fund
                                   invests at least 80% of its net assets in
                                   dividend-paying common and preferred stocks.

AXP(R) Variable Portfolio -        Long-term capital growth. Invests primarily        AEFC
Growth Fund                        in common stocks that appear to offer growth
                                   opportunities.

AXP(R) Variable Portfolio -        High current income, with capital growth as a      AEFC
High Yield Bond Fund               secondary objective. Under normal market
                                   conditions, the Fund invests at least 80% of
                                   its net assets in high-yielding, high-risk
                                   corporate bonds (junk bonds) issued by U.S.
                                   and foreign companies and governments.

AXP(R) Variable Portfolio -        Maximum total investment return through a          AEFC
Managed Fund                       combination of capital growth and current
                                   income. Invests primarily in a combination of
                                   common and preferred stocks, bonds and other
                                   debt securities.

AXP(R) Variable Portfolio -        Long-term growth of capital. Invests               AEFC
NEW DIMENSIONS FUND(R)             primarily in common stocks showing potential
                                   for significant growth.

AXP(R) Variable Portfolio -        A high level of current income and safety of       AEFC
Short Duration U.S.                principal consistent with an investment in
Government Fund                    U.S. government and government agency
                                   securities. Under normal market conditions,
                                   at least 80% of the Fund's net assets are
                                   invested in securities issued or guaranteed
                                   as to principal and interest by the U.S.
                                   government, its agencies or
                                   instrumentalities.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------
AXP(R) Variable                    Long-term capital growth. Under normal market      AEFC, adviser; Kenwood
Portfolio - Small Cap              conditions, at least 80% of the Fund's net         Capital Management LLC,
Advantage Fund                     assets are invested in equity securities of        subadviser
                                   companies that are often included in the
                                   Russell 2000(R) Index and/or have market
                                   capitalization of up to $2 billion at the
                                   time the Fund first invests in them.

AIM V.I. Capital                   Growth of capital. Invests principally in          A I M Advisors, Inc.
Appreciation Fund,                 common stocks of companies likely to benefit
Series I Shares                    from new or innovative products, services or
                                   processes as well as those with above-average
                                   growth and excellent prospects for future
                                   growth. The Fund may invest up to 25% of its
                                   assets in foreign securities.

AIM V.I. Capital                   Long-term growth of capital. Invests               A I M Advisors, Inc.
Development Fund,                  primarily in securities (including common
Series I Shares                    stocks, convertible securities and bonds) of
                                   small- and medium-sized companies. The Fund
                                   may invest up to 25% of its assets in foreign
                                   securities.

AIM V.I. Premier Equity            Long-term growth of capital with income as a       A I M Advisors, Inc.
Fund, Series I Shares              secondary objective. Invests normally at
                                   least 80% of its net assets, plus the amount
                                   of any borrowings for investment purposes, in
                                   equity securities including convertible
                                   securities. The fund also may invest in
                                   preferred stocks and debt instruments that
                                   have prospects for growth of capital. The
                                   Fund may invest up to 25% of its assets in
                                   foreign securities.

AllianceBernstein                  Long-term growth of capital by pursuing            Alliance Capital
VP Premier Growth                  aggressive investment policies. Invests            Management L.P.
Portfolio (Class B)                primarily in equity securities of a limited
                                   number of large, carefully selected,
                                   high-quality U.S. companies that are judged
                                   likely to achieve superior earnings growth.

AllianceBernstein VP               Growth of capital. Current income is only an       Alliance Capital
Technology Portfolio               incidental consideration. Invests primarily        Management L.P.
(Class B)                          in securities of companies expected to
                                   benefit from technological advances and
                                   improvements.

AllianceBernstein VP               High level of current income consistent with       Alliance Capital
U.S. Government/High               preservation of capital. Invests primarily in      Management L.P.
Grade Securities Portfolio         (1) U.S. government securities and (2) other
(Class B)                          high-grade debt securities or, if unrated, of
                                   equivalent quality.

Baron Capital Asset                Capital appreciation. Invests primarily in         BAMCO, Inc.
Fund - Insurance Shares            securities of small-and medium-sized
                                   companies with undervalued assets or
                                   favorable growth prospects.

Credit Suisse Trust -              Maximum capital appreciation. Invests in U.S.      Credit Suisse Asset
Mid-Cap Growth Portfolio           equity securities of "mid-cap" growth              Management, LLC
(previously Credit Suisse          companies with growth characteristics such as
Trust - Emerging                   positive earnings and potential for
Growth Portfolio)                  accelerated growth.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &           Seeks high total return through a combination      Fidelity Management &
Income Portfolio                   of current income and capital appreciation.        Research Company (FMR),
Service Class                      Normally invests a majority of assets in           investment manager; FMR
                                   common stocks with a focus on those that pay       U.K., FMR Far East,
                                   current dividends and show potential for           sub-investment advisers.
                                   capital appreciation. May invest in bonds,
                                   including lower-quality debt securities, as
                                   well as stocks that are not currently paying
                                   dividends, but offer prospects for future
                                   income or capital appreciation. Invests in
                                   domestic and foreign issuers. The Fund
                                   invests in either growth stocks or value
                                   stocks or both.

Fidelity(R) VIP Mid Cap            Seeks long-term growth of capital. Normally        FMR, investment manager;
Portfolio Service Class            invests primarily in common stocks. Normally       FMR U.K., FMR Far East,
                                   invests at least 80% of assets in securities       sub-investment advisers.
                                   of companies with medium market
                                   capitalizations. May invest in companies with
                                   smaller or larger market capitalizations.
                                   Invests in domestic and foreign issuers. The
                                   Fund invests in growth or value common
                                   stocks.

Fidelity(R) VIP Overseas           Seeks long-term growth of capital. Normally        FMR investment manager;
Portfolio Service Class            invests primarily in common stocks of foreign      FMR U.K., FMR Far East,
                                   securities. Normally invests at least 80% of       Fidelity International
                                   assets in non-U.S. securities.                     Investment Advisors
                                                                                      (FIIA) and FIIA U.K.,
                                                                                      sub-investment advisers.

FTVIPT Franklin Real               Seeks capital appreciation, with current           Franklin Advisers, Inc.
Estate Fund - Class 2              income as a secondary goal. The Fund normally
                                   invests at least 80% of its net assets in
                                   investments of companies operating in the
                                   real estate sector. The Fund invests
                                   primarily in real estate investment trusts,
                                   with generally medium to small market
                                   capitalizations, and in companies that derive
                                   at least half of their assets or revenues
                                   from the ownership, construction, management,
                                   or sale of residential, commercial or
                                   industrial real estate.

FTVIPT Mutual Shares               Seeks capital appreciation, with income as a       Franklin Mutual Advisers,
Securities Fund - Class 2          secondary goal. The Fund normally invests          LLC
                                   mainly in U.S. equity securities that the
                                   Fund's manager believes are available at
                                   market prices less than their value based on
                                   certain recognized or objective criteria,
                                   including undervalued stocks, merger/risk
                                   arbitrage securities and distressed
                                   companies.

FTVIPT Templeton                   Seeks long-term capital growth. The Fund           Templeton Investment
Foreign Securities                 normally invests at least 80% of its net           Counsel, LLC
Fund - Class 2                     assets in investments of issuers located
                                   outside the U.S., including those in emerging
                                   markets.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT                  The Goldman Sachs VIT Capital Growth Fund          Goldman Sachs Asset
Capital Growth Fund                seeks long-term growth of capital. The Fund        Management, L.P.
                                   invests, under normal circumstances, at least
                                   90% of its total assets (not including
                                   securities lending collateral and any
                                   investment of that collateral) measured at
                                   the time of purchase in a diversified
                                   portfolio of equity investments that are
                                   considered by the investment adviser to have
                                   long-term capital appreciation potential.
                                   Although the Fund invests primarily in
                                   publicly traded U.S. securities, it may
                                   invest up to 10% of its Total Assets in
                                   foreign securities, including securities in
                                   emerging countries and securities quoted in
                                   foreign currencies.

Goldman Sachs                      Seeks long-term growth of capital and              Goldman Sachs Asset
VIT CORE(SM)                       dividend income. The Fund invests, under           Management, L.P.
U.S. Equity Fund                   normal circumstances, at least 90% of its
                                   total assets (not including securities
CORE(SM) is a service mark         lending collateral and any investment of that
of Goldman, Sachs & Co.            collateral) measured at time of purchase in a
                                   broadly diversified portfolio of large-cap
                                   and blue chip equity investments representing
                                   all major sectors of the U.S. The Fund's
                                   investments are selected using both a variety
                                   of quantitative techniques and fundamental
                                   research in seeking to maximize the Fund's
                                   expected return, while maintaining risk,
                                   style, capitalization and industry
                                   characteristics similar to the S&P 500 Index.
                                   The Fund seeks a broad representation in most
                                   major sectors of the U.S. economy and a
                                   portfolio consisting of companies with
                                   average long-term earnings growth
                                   expectations and dividend yields.

Goldman Sachs VIT                  Seeks long-term capital appreciation. The          Goldman Sachs Asset
International Equity Fund          Fund invests, under normal circumstances,          Management International
                                   substantially all, and at least 80% of its
                                   net assets plus any borrowings for investment
                                   purposes (measured at time of purchase) in a
                                   diversified portfolio of equity investments
                                   in companies that are organized outside the
                                   United States or whose securities are
                                   principally traded outside the United States.
                                   The Fund intends to invest in companies with
                                   public stock market capitalizations that are
                                   larger than $1 billion at the time of
                                   investment. The Fund may allocate its assets
                                   among countries as determined by the
                                   investment Adviser from time-to-time,
                                   provided the Fund's assets are invested in at
                                   least three foreign countries. The Fund
                                   expects to invest a substantial portion of
                                   its assets in the securities of issuers
                                   located in the developed countries of western
                                   Europe and in Japan. However, the Fund may
                                   also invest in the securities of issuers
                                   located in Australia, Canada, New Zealand and
                                   in emerging countries. Currently, emerging
                                   countries include, among others, most Latin
                                   and South American, African, Asian and
                                   Eastern Europe nations.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Large Cap Core       Seeks to provide a high total return               J.P. Morgan Investment
Equity Portfolio                   from a portfolio of selected equity                Management Inc.
                                   securities. The portfolio invests
                                   primarily in large and medium
                                   capitalization U.S. companies.  The
                                   portfolio is designed for investors who
                                   want an actively managed portfolio of
                                   selected equity securities that seeks
                                   to outperform the S&P 500(R) Index.

Lazard Retirement Equity           Long-term capital appreciation. Invests            Lazard Asset
Portfolio                          primarily in equity securities,                    Management, LLC
                                   principally common stocks, of relatively
                                   large U.S. companies with market
                                   capitalizations in the range of the S&P
                                   500(R) Index that the Investment Manager
                                   believes are undervalued based on their
                                   earnings, cash flow or asset values.

Lazard Retirement                  Long-term capital appreciation. Invests            Lazard Asset
International                      primarily in equity securities,                    Management, LLC
Equity Portfolio                   principally common stocks, of relatively
                                   large non-U.S. companies with market
                                   capitalizations in the range of the Morgan
                                   Stanley Capital International (MSCI) Europe,
                                   Australia and Far East (EAFE(R)) Index that
                                   the Investment Manager believes are
                                   undervalued based on their earnings, cash
                                   flow or asset values.

MFS(R) New Discovery Series -      Capital appreciation. Invests in at                MFS Investment
Initial Class                      least 65% of its net assets in equity              Management(R)
                                   securities of emerging growth companies.

MFS(R) Research Series -           Long-term growth of capital and future             MFS Investment
Initial Class                      income. Invests primarily in common                Management(R)
                                   stocks and related securities that have
                                   favorable prospects for long-term growth,
                                   attractive valuations based on current and
                                   expected earnings or cash flow, dominant or
                                   growing market share, and superior
                                   management.

MFS(R) Utilities Series -          Capital growth and current income.                 MFS Investment
Initial Class                      Invests primarily in equity and debt               Management(R)
                                   securities of domestic and foreign
                                   companies in the utilities industry.

Putnam VT Growth  and Income       Capital growth and current income. The             Putnam Investment
Fund - Class IB Shares             fund pursues its goal by investing                 Management, LLC
                                   mainly in common stocks of U.S.
                                   companies with a focus on value stocks
                                   that offer the potential for capital
                                   growth, current income or both.

Putnam VT International Equity     Capital appreciation. The fund pursues             Putnam Investment
Fund - Class IB Shares             its goal by investing mainly in common             Management, LLC
                                   stocks of companies outside the United States
                                   that Putnam Management believes have
                                   favorable investment potential. Under normal
                                   circumstances, the fund invests at least 80%
                                   of the fund's net assets in equity
                                   investments.

Putnam VT International New        Long-term capital appreciation. The                Putnam Investment
Opportunities Fund - Class IB      fund pursues its goal by investing                 Management, LLC
Shares                             mainly in common stocks of companies
                                   outside the United States, with a focus
                                   on growth stocks.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio          Long-term growth of capital. Invests               Royce & Associates, LLC
                                   primarily in a broadly diversified
                                   portfolio of equity securities issued
                                   by micro-cap companies (companies with
                                   stock market capitalizations below $400
                                   million).

Royce Small-Cap Portfolio          Long-term growth of capital with                   Royce & Associates, LLC
                                   current income as a secondary
                                   objective. Invests primarily in a
                                   limited number of equity securities
                                   issued by small companies with stock
                                   market capitalization below $2 billion.

Wanger International               Long-term growth of capital. Invests               Columbia Wanger Asset
Small Cap                          primarily in stocks  of non-U.S.                   Management, L.P.
                                   companies with capitalizations of less
                                   than  $2 billion at time of purchase.

Wanger U.S.                        Long-term growth of capital. Invests               Columbia Wanger Asset
Smaller Companies                  primarily in stocks of small- and                  Management, L.P.
                                   medium-size U.S. companies with
                                   caitalizations of less than $5 billion
                                   at time of purchase.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy (see "Transfers Between the Fixed Account and Subaccounts").

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.


VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-    select a specified amount of insurance;

-    select a death benefit option;

-    designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges." )

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE NLG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

POLICY VALUE


The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-    interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-    additional net premiums allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders and partial surrender fees;

-    surrender charges; and/or

-    monthly deductions.

Accumulation unit values will fluctuate due to:

-    changes in underlying fund net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of underlying funds;

-    fund operating expenses; and/or

-    mortality and expense risk charges.


WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business (valuation date). At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:


-    premium payments;

-    loan requests and repayments;

-    surrender requests; and

-    transfers.


We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

POLICY VALUE CREDITS

Beginning in the 11th policy year and while this policy is in force, we will periodically apply a policy value credit to your policy value.

On an annual basis, the policy value credit is an amount determined by multiplying (a) X (b) where:

     (a) is the policy value credit percentage at the time the calculation is made; and

     (b) is the policy value less indebtedness at the time the calculation is made.

Currently, the policy value credit percentage is equal, on an annual basis to 0.45%. We reserve the right to change the policy value credit percentage as well as to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis. No minimum credit is guaranteed.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have been in force for more than ten years.



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE

The NLG provides that your policy will remain in force for five policy years even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:

-    the sum of premiums paid; minus

-    partial surrenders; minus

-    outstanding indebtedness; equals or exceeds

-    the minimum monthly premiums due since the policy date.

The minimum monthly premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the NLG will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.


We will mail a notice to your last known address, requesting payment of the premium needed to keep the policy in force. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.


REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-    a written request;


-    evidence satisfactory to us that the insured remains insurable;


-    payment of the required reinstatement premium; and

-    payment or reinstatement of any indebtedness.

The reinstatement premium is the required premium to reinstate the policy.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Tennessee and Virginia) to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT


During the first two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.


A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

We will not require evidence of insurability. We will require that:

1.   this policy is in force; and

2.   your request is in writing; and

3.   you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both this policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the insured dies. We will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the policy's value using the accumulation unit value we calculate on that valuation date.


OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

- the specified amount minus any indebtedness on the date of the insured's death; or

- a percentage of the policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

-    the policy value plus the specified amount minus any indebtedness; or

- the percentage of policy value minus any indebtedness described above on the date of the insureds death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLE                                 OPTION 1      OPTION 2
Specified amount                       $  100,000    $  100,000
Policy value                           $    5,000    $    5,000
Death benefit                          $  100,000    $  105,000
Policy value increases to              $    8,000    $    8,000
Death benefit                          $  100,000    $  108,000
Policy value decreases to              $    3,000    $    3,000
Death benefit                          $  100,000    $  103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age of 100, the amount payable is the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.


IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in policy.


IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.


-    Minimum monthly premium.

-    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $25,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

-    Charges for certain optional insurance benefits may increase.

-    The minimum monthly premium will increase if the NLG is in effect.

-    The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.

DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than $100,000. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements. We reserve the right to limit any specified amount decrease, in any policy year, to no more than 25% of the specified amount in effect as of the date of your request.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

-    Charges for certain optional insurance benefits may decrease.

-    The minimum monthly premium will decrease if the NLG is in effect.

-    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-    First from the portion due to the most recent increase;

-    Next from portions due to the next most recent increases successively; and

-    Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-    the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-    the amount of any outstanding indebtedness on the date of death.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC.


RESTRICTIONS ON TRANSFERS


WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE POLICY IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM POLICY OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or policy owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

-    requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

-    not accepting transfer requests of an agent acting under power of attorney;

-    limiting the dollar amount that you may transfer at any one time; or

-    suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we intend to apply the procedures described above to all policy owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm policy owners.



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-    For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-    For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-    Entire subaccount balance.

From the fixed account to a subaccount:

-    Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR


You may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to twelve per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.


AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.


-    You may make automated transfers by choosing a schedule we provide.



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                        NUMBER
                                                             AMOUNT     ACCUMULATION   OF UNITS
                                           MONTH            INVESTED     UNIT VALUE    PURCHASED
By investing an equal number
of dollars each month...                    Jan              $ 100          $ 20          5.00

                                            Feb                100            18          5.56

you automatically buy                       Mar                100            17          5.88
more units when the
per unit market price is low...  ----->     Apr                100            15          6.67

                                            May                100            16          6.25

                                            June               100            18          5.56

                                            July               100            17          5.88

                                            Aug                100            19          5.26
and fewer units when the per
unit market price is high.       ----->     Sept               100            21          4.76

                                            Oct                100            20          5.00



You have paid an average price of $17.91 per unit over the ten months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


You may make dollar-cost averaging transfers by choosing a schedule we provide.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

-    In Alabama, 100% of the policy value minus surrender charges.

-    In all other states, 90% of the policy value minus surrender charges.

-    For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

POLICY SURRENDERS


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")


PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. We will charge you a partial surrender charge, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender may terminate the NLG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. We will deduct this decrease from the current specified amount in this order:

     1.   First from the specified amount provided by the most recent increase;

     2.   Next from the next most recent increases successively; and

     3.   Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below $100,000. (See "Decreases" under "Death Benefits.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER


Provide your name, policy number, Social Security Number or Taxpayer Identification Number (TIN)* when you request a transfer, loan or partial surrender.


1 BY MAIL

Regular mail:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
P.O. BOX 290679
WETHERSFIELD, CT 06129-0679

Express mail:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
ATTENTION: AEL SERVICE CENTER
1290 SILAS DEANE HIGHWAY, SUITE 102
WETHERSFIELD, CT 06109


* Failure to provide TIN may result in mandatory tax witholdings on the taxable portion of the distribution.


2 BY PHONE

Call between 8 a.m. and 7 p.m. Central Time:

(800) 333-3437 (TOLL FREE)
(612) 671-7700 (MINNEAPOLIS AREA)

TTY service for the hearing impaired:

(800) 285-8846 (TOLL FREE)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.


- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

-    you surrender the policy; or

-    the insured dies.


We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-    the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax(1) and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX WITHHOLDINGS: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

(1) The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


AEL'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

SOURCE OF PROCEEDS                                           TAXABLE PORTION OF PRE-DEATH PROCEEDS
--------------------------------------------------------------------------------------------------------------
Full surrender (not modified endowment contracts):           Amount received plus any indebtedness, minus
                                                             your investment in the policy. You will be
                                                             taxed on any earnings generated in the
                                                             contract -- earnings in policy cash value and
                                                             earnings previously taken via existing loans.
                                                             It could be the case that a policy with a
                                                             relatively small existing cash value could
                                                             have significant earnings that will be taxed
                                                             upon surrender of the policy.

Lapse (not modified endowment contracts):                    Any outstanding indebtedness minus your
                                                             investment in the policy. You will be taxed
                                                             on any earnings generated in the contract --
                                                             earnings in policy cash value and earning
                                                             previously taken via existing loans. It could
                                                             be the case that a policy with a relatively
                                                             small existing cash value could have
                                                             significant earnings that will be taxed upon
                                                             lapse of the policy.

Partial surrenders (not modified endowment contracts):       Generally, if the amount received is greater
                                                             than your investment in the policy,(1) the
                                                             amount in excess of your investment is
                                                             taxable. However, during the first 15 policy
                                                             years, a different amount may be taxable if
                                                             the partial surrender results in or is
                                                             necessitated by a reduction in benefits.

Policy loans and assignments
(not modified endowment contracts):                          None.(2)

Full surrender (modified endowment contracts):               Amount received plus any indebtedness, minus
                                                             your investment in the policy.(1)

Lapse (modified endowment contracts):                        Any outstanding indebtedness minus your
                                                             investment in the policy.(1)

Partial surrenders (modified endowment contracts):           Lesser of: The amount received or policy
                                                             value minus your investment in the policy.(1)

Policy loans and assignments
(modified endowment contracts):                              Lesser of: The amount of the loan/assignment
                                                             or policy value minus your investment in the
                                                             policy.(1)

Payment options:                                             OPTION A: Taxed as full surrender (and may be
                                                             subject to additional 10% penalty tax if
                                                             modified endowment contract). Interest taxed
                                                             (and not subject to additional 10% penalty
                                                             tax).

                                                             OPTIONS B AND C: Portion of each payment
                                                             taxed and portion considered a return on
                                                             investment in the policy(1) and not taxed.
                                                             Any outstanding indebtedness at the time the
                                                             option is elected taxed as a partial
                                                             surrender (and may be subject to additional
                                                             10% penalty tax if modified endowment
                                                             contract). Payments made after the investment
                                                             in the policy(1) fully recovered taxed and,
                                                             if a modified endowment contract, may be
                                                             subject to an additional 10% penalty tax.



(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.
(2) See "Lapse" under "Source of proceeds" above for explanation of tax treatment.


MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-    you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


If you make a premium payment during a policy year that exceeds the limits for the policy to not be a modified endowment contract, we will notify you that your policy has become a modified endowment contract. You may call or write us to request a refund, with interest, of the premium that caused the policy to become a modified endowment contract. You will have until 60 days after the end of the policy year during which the premium was paid to request the refund. If the premium is refunded, your policy will not be considered a modified endowment contract. Otherwise, the policy will remain a modified endowment contract for the life of the policy. Please note that the premiums that caused the policy to become a modified endowment contract do not have to be refunded, but you may be subject to adverse tax consequences for pre-death proceeds.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the early years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.


SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

-    the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules may apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances. The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.


On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain payment options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax adviser before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, doner-donee.

In Treasury Decision (T.D.) 9092, the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section
162) or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner." (T.D. 9092) IRS Regulation Section 1.61-22(d) provides that, the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangment, you should consult your legal and tax adviser.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

DISTRIBUTION OF THE POLICY

Broker-dealers who have entered into distribution agreements with AEFA and us will distribute the life insurance policies. We pay commissions for sales of policies to insurance agencies or broker-dealers that are also insurance agencies. These commissions will be up to 110% of the initial target premium (annualized) when the policy is sold, plus up to 2.0% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year, starting in year two, we pay a service fee of 0.125% or less of the policy value, less indebtedness. In addition, we may pay additional compensation for selling and distribution activities under certain circumstances.

These commissions do not change depending on which subaccounts you choose to allocate your premium payments. Selling firms may be required to return sales commissions under certain circumstances. AEFA and other unaffiliated broker dealers may receive sales commissions or overrides for wholesaling services including sales support provided to selling firms and their registered representatives. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives in cash or credit or other compensation.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a policy.

We intend to recoup a portion of the sales commissions and other distribution expenses we pay through certain fees and charges described in this prospectus, including surrender charges and mortality and expense risk charges. We or an affiliate may also receive all or part of the 12b-1 fees that certain funds charge to help us pay commissions and other costs of distributing the policies.


LEGAL PROCEEDINGS


The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.



        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-    Premium expense charges;

-    Cost of insurance charges;

-    Administrative charges;

-    Mortality and expense risk charges; and

-    Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-    Current charges in all years illustrated; and

-    Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.14% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 30, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a preferred nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $1,500 is paid in full at the beginning of each policy year. Results would differ if:

-    Premiums were not paid in full at the beginning of each policy year;

-    Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $200,000      MALE -- AGE 30      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1              PREFERRED NONSMOKER    ANNUAL PREMIUM $1,500


         PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                          POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%          6%          12%           0%         6%         12%            0%         6%         12%
------------------------------------------------------------------------------------------------------------------------------------
  1     $   1,575     $  200,000  $  200,000  $    200,000   $   1,090   $  1,166  $     1,242    $       --  $     --  $        --
  2         3,229        200,000     200,000       200,000       2,158      2,380        2,610           181       403          634
  3         4,965        200,000     200,000       200,000       3,207      3,643        4,117         1,371     1,807        2,281
  4         6,788        200,000     200,000       200,000       4,217      4,940        5,757         2,523     3,246        4,062
  5         8,703        200,000     200,000       200,000       5,209      6,291        7,562         3,656     4,737        6,009

  6        10,713        200,000     200,000       200,000       6,182      7,696        9,551         4,770     6,284        8,139
  7        12,824        200,000     200,000       200,000       7,136      9,160       11,740         5,865     7,889       10,469
  8        15,040        200,000     200,000       200,000       8,055     10,666       14,133         6,925     9,537       13,004
  9        17,367        200,000     200,000       200,000       8,945     12,223       16,757         7,957    11,234       15,769
 10        19,810        200,000     200,000       200,000       9,796     13,821       19,624         8,949    12,974       18,777

 15        33,986        200,000     200,000       200,000      13,867     23,091       39,537        13,726    22,950       39,396
 20        52,079        200,000     200,000       200,000      16,971     33,985       71,884        16,971    33,985       71,884
 25        75,170        200,000     200,000       200,000      18,557     46,366      124,784        18,557    46,366      124,784
 30       104,641        200,000     200,000       283,607      17,901     60,064      211,647        17,901    60,064      211,647
 35       142,254        200,000     200,000       430,199      13,708     74,698      352,622        13,708    74,698      352,622

 40       190,260        200,000     200,000       672,921       2,902     89,099      580,105         2,902    89,099      580,105
 45       251,528             --     200,000     1,015,420          --    101,931      948,991            --   101,931      948,991
 50       329,723             --     200,000     1,629,437          --    109,316    1,551,844            --   109,316    1,551,844
 55       429,522             --     200,000     2,638,066          --    102,172    2,512,444            --   102,172    2,512,444
 60       556,894             --     200,000     4,218,572          --     51,340    4,017,688            --    51,340    4,017,688

 65       719,457             --          --     6,655,692          --         --    6,338,754            --        --    6,338,754
 70       926,932             --          --    10,208,171          --         --   10,107,100            --        --   10,107,100


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $200,000     MALE -- AGE 30    GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1             PREFERRED NONSMOKER     ANNUAL PREMIUM $1,500


         PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                          POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%         6%           12%           0%          6%         12%           0%          6%        12%
------------------------------------------------------------------------------------------------------------------------------------
  1     $   1,575     $  200,000  $  200,000  $    200,000   $   1,060   $  1,136  $     1,211    $       --  $     --  $        --
  2         3,229        200,000     200,000       200,000       2,094      2,312        2,539           118       335          562
  3         4,965        200,000     200,000       200,000       3,103      3,530        3,994         1,268     1,695        2,159
  4         6,788        200,000     200,000       200,000       4,081      4,787        5,585         2,387     3,093        3,891
  5         8,703        200,000     200,000       200,000       5,024      6,078        7,319         3,470     4,525        5,766

  6        10,713        200,000     200,000       200,000       5,937      7,410        9,216         4,525     5,998        7,804
  7        12,824        200,000     200,000       200,000       6,816      8,780       11,289         5,545     7,510       10,018
  8        15,040        200,000     200,000       200,000       7,656     10,184       13,548         6,526     9,054       12,418
  9        17,367        200,000     200,000       200,000       8,452     11,617       16,008         7,463    10,629       15,019
 10        19,810        200,000     200,000       200,000       9,210     13,088       18,695         8,363    12,240       17,848

 15        33,986        200,000     200,000       200,000      12,291     20,865       36,273        12,150    20,724       36,131
 20        52,079        200,000     200,000       200,000      13,957     29,199       63,685        13,957    29,199       63,685
 25        75,170        200,000     200,000       200,000      13,555     37,538      107,067        13,555    37,538      107,067
 30       104,641        200,000     200,000       237,255       9,700     44,609      177,056         9,700    44,609      177,056
 35       142,254             --     200,000       351,173          --     48,098      287,847            --    48,098      287,847

 40       190,260             --     200,000       534,491          --     42,991      460,768            --    42,991      460,768
 45       251,528             --     200,000       783,704          --     17,559      732,433            --    17,559      732,433
 50       329,723             --          --     1,223,609          --         --    1,165,342            --        --    1,165,342
 55       429,522             --          --     1,919,618          --         --    1,828,208            --        --    1,828,208
 60       556,894             --          --     2,954,043          --         --    2,813,374            --        --    2,813,374

 65       719,457             --          --     4,433,328          --         --    4,222,217            --        --    4,222,217
 70       926,932             --          --     6,363,037          --         --    6,300,037            --        --    6,300,037


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


CODE: The Internal Revenue Code of 1986, as amended.

FIXED ACCOUNT: The general investment account of American Enterprise Life. The fixed account is made up of all of American Enterprise Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the policy date.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the five policy years. The guarantee is in effect if you meet certain premium payment requirements.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured has death, minus any indebtedness.

- Upon the death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

-    On surrender of the policy, the proceeds will be the cash surrender value.

PRO RATA BASIS: Allocation to the fixed account and each of the subaccounts. It is proportionate to the value (minus any indebtedness in the fixed account) that each bears to the policy value, minus indebtedness.

RISK CLASSIFICATION: A group of insureds that American Enterprise Life expects will have similar mortality experience.

Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first 15 years of the policy and for 15 years after an increase in coverage.


VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.


VARIABLE ACCOUNT: American Enterprise Variable Life Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT value: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

        AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE -- PROSPECTUS

Additional information about American Enterprise Variable Life Account (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or American Enterprise Life Insurance Company at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
Telephone: (800) 333-3437
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-09515


[AMERICAN EXPRESS(R) LOGO]


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

(800) 333-3437



S-6482 G (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                AMERICAN EXPRESS

                SIGNATURE VARIABLE UNIVERSAL LIFE(R) (SIG - VUL)

                                 APRIL 30, 2004

ISSUED BY:  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
            829 AXP Financial Center
            Minneapolis, MN 55474
            Phone: (800) 333-3437
            Web site address: americanexpress.com

            AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

American Enterprise Variable Life Account is a separate account established and maintained by American Enterprise Life Insurance Company (AEL).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS

INFORMATION ABOUT AEL                                                      P. 3
   Ownership                                                               p. 3
   State Regulation                                                        p. 3
   Reports                                                                 p. 3
   Rating Agencies                                                         p. 3
PRINCIPAL UNDERWRITER                                                      P. 4
THE VARIABLE ACCOUNT                                                       P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                 P. 4
   Additional Information on Payment Options                               p. 4
INDEPENDENT AUDITORS                                                       P. 6
FINANCIAL INFORMATION

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

INFORMATION ABOUT AEL

We are a stock life insurance company organized under the laws of the State of Indiana in 1981. Our address is 829 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204.

We conduct a conventional life insurance business in all states except New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP

We issue the life insurance policies. We are a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life.

STATE REGULATION

We are subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Department of Insurance. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Indiana's Department of Insurance and in each state in which we do business. Our books and accounts are subject to review by the Indiana Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                        www.ambest.com
Fitch                                                      www.fitchratings.com
Moody's                                                www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is registered with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is a wholly-owned subsidiary of AEFC, which is a wholly-owned subsidiary of American Express Company. Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been:
2003: $52,618,927; 2002: $39,093,853; and 2001: $22,055,827. AEFA retains no underwriting commission from the sale of the policy. Please refer to the prospectus for commissions paid on the policy.

THE VARIABLE ACCOUNT

We established the variable account on July 15, 1987 under Indiana law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                   PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                      (YEARS)                     PLACED UNDER OPTION B
                         10                            $  9.61
                         15                               6.87
                         20                               5.51
                         25                               4.71
                         30                               4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

The amount of each monthly payment per $1,000 placed under this option will be at least the amounts shown in the following table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                            LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------
ADJUSTED   SETTLEMENT BEGINNING                  5 YEARS          10 YEARS          15 YEARS
AGE PAYEE        IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                 2005                     $ 5.26  $   4.66  $ 5.15  $   4.62  $ 4.95  $   4.53
                   2010                       5.17      4.60    5.07      4.55    4.89      4.48
                   2015                       5.09      4.53    4.99      4.49    4.83      4.42
                   2020                       5.01      4.47    4.92      4.44    4.77      4.38
                   2025                       4.94      4.42    4.86      4.39    4.72      4.33
                   2030                       4.87      4.37    4.79      4.34    4.67      4.29
70                 2005                       6.12      5.35    5.87      5.24    5.48      5.05
                   2010                       6.01      5.26    5.77      5.16    5.41      4.99
                   2015                       5.89      5.17    5.68      5.08    5.35      4.93
                   2020                       5.79      5.09    5.59      5.01    5.29      4.87
                   2025                       5.69      5.01    5.51      4.94    5.23      4.82
                   2030                       5.59      4.94    5.43      4.88    5.17      4.76
75                 2005                       7.27      6.33    6.72      6.07    6.00      5.65
                   2010                       7.11      6.20    6.61      5.97    5.94      5.59
                   2015                       6.96      6.08    6.50      5.87    5.88      5.52
                   2020                       6.82      5.97    6.40      5.78    5.83      5.46
                   2025                       6.68      5.86    6.30      5.69    5.77      5.40
                   2030                       6.55      5.76    6.21      5.60    5.72      5.34

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL INFORMATION

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2003 and 2002, and for each of the three years in the period ended Dec. 31, 2003, and the individual financial statements of the segregated asset subaccounts of the American Enterprise Variable Life Account - American Express Signature Variable Universal Life at Dec. 31, 2003, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 41 segregated asset subaccounts of American Enterprise Variable Life Account, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 41 segregated asset subaccounts of American Enterprise Variable Life Account, referred to in
Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 19, 2004

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
DECEMBER 31, 2003                                            VPBCA          VPCPR          VPCMG          VPBND          VPDEI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $      4,641   $        978   $     11,715   $     47,599   $      9,462
                                                          ------------------------------------------------------------------------
    at market value                                       $      5,068   $      1,055   $     11,715   $     51,948   $     11,612
Dividends receivable                                                --             --              5            163             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --             --             21             31             --
Receivable from mutual funds and portfolios
  for share redemptions                                             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     5,068          1,055         11,741         52,142         11,612
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   4              1             10             42              9
    Contract charges                                                --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    4              1             10             42              9
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                            5,064          1,054         11,731         52,100         11,603
Net assets applicable to seed money                                 --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $      5,064   $      1,054   $     11,731   $     52,100   $     11,603
==================================================================================================================================
Accumulation units outstanding                                   6,951          1,565         11,393         44,988         10,207
==================================================================================================================================
Net asset value per accumulation unit                     $       0.73   $       0.67   $       1.03   $       1.16   $       1.14
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                VPGRO          VPEXI          VPMGD          VPNDM          VPFIF
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $     10,208   $     19,812   $     11,253   $     20,491   $      4,944
                                                          ------------------------------------------------------------------------
    at market value                                       $     11,113   $     21,152   $     12,313   $     21,566   $      4,932
Dividends receivable                                                --            135             --             --             11
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    11,113         21,287         12,313         21,566          4,943
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   9             16             10             17              5
    Contract charges                                                --             --             --             82             --
Payable to mutual funds and portfolios
  for investments purchased                                         --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    9             16             10             99              5
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           11,104         21,271         12,303         21,467          4,938
Net assets applicable to seed money                                 --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $     11,104   $     21,271   $     12,303   $     21,467   $      4,938
==================================================================================================================================
Accumulation units outstanding                                  22,571         21,101         13,946         29,697          4,291
==================================================================================================================================
Net asset value per accumulation unit                     $       0.49   $       1.01   $       0.88   $       0.72   $       1.15
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                VPSCA          VACAP          VACDV          VAVAL          VAPGR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $      3,167   $     63,635   $     31,147   $     41,927   $     11,885
                                                          ------------------------------------------------------------------------
    at market value                                       $      4,172   $     70,799   $     37,040   $     44,741   $     12,547
Dividends receivable                                                --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --             36             --             --             10
Receivable from mutual funds and portfolios
  for share redemptions                                             --             57             30             36             10
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     4,172         70,892         37,070         44,777         12,567
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   3             57             30             36             10
    Contract charges                                                --             --             36             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         --             36             --             --             10
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    3             93             66             36             20
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                            4,169         70,799         37,004         44,741         12,547
Net assets applicable to seed money                                 --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $      4,169   $     70,799   $     37,004   $     44,741   $     12,547
==================================================================================================================================
Accumulation units outstanding                                   3,490        106,458         34,428         68,383         22,422
==================================================================================================================================
Net asset value per accumulation unit                     $       1.19   $       0.66   $       1.07   $       0.65   $       0.56
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                VATEC          VAUGH          VBCAS          VWTEG          VFGRI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $     18,090   $     14,863   $     16,183   $      4,878   $     26,577
                                                          ------------------------------------------------------------------------
    at market value                                       $     20,204   $     15,128   $     19,234   $      5,847   $     28,963
Dividends receivable                                                --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    10            196             41             --            316
Receivable from mutual funds and portfolios
  for share redemptions                                             16             12             16              5             23
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    20,230         15,336         19,291          5,852         29,302
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  16             12             16              5             23
    Contract charges                                                --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         10            196             41             --            316
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   26            208             57              5            339
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           20,204         15,128         19,234          5,847         28,963
Net assets applicable to seed money                                 --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $     20,204   $     15,128   $     19,234   $      5,847   $     28,963
==================================================================================================================================
Accumulation units outstanding                                  43,463         12,446         15,794          7,102         35,802
==================================================================================================================================
Net asset value per accumulation unit                     $       0.46   $       1.22   $       1.22   $       0.82   $       0.81
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                VFMDC          VFOVS          VFRES          VFMSS          VILSE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $    110,072   $     10,451   $     19,363   $      2,631   $      1,630
                                                          ------------------------------------------------------------------------
    at market value                                       $    141,179   $     13,162   $     24,017   $      2,982   $      1,774
Dividends receivable                                                --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   196             --             42             31             --
Receivable from mutual funds and portfolios
  for share redemptions                                            115             11             19              2              1
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   141,490         13,173         24,078          3,015          1,775
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 115             11             19              2              1
    Contract charges                                                --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        196             --             42             22             --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  311             11             61             24              1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                          141,179         13,162         24,017          2,991          1,774
Net assets applicable to seed money                                 --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    141,179   $     13,162   $     24,017   $      2,991   $      1,774
==================================================================================================================================
Accumulation units outstanding                                  89,766         20,010         14,713          2,421          1,614
==================================================================================================================================
Net asset value per accumulation unit                     $       1.57   $       0.66   $       1.63   $       1.24   $       1.10
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                VGCPG          VGCUS          VGINE          VJUDE          VLREQ
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $     11,403   $      4,963   $      2,556   $      7,298   $      1,954
                                                          ------------------------------------------------------------------------
    at market value                                       $     11,917   $      5,566   $      2,825   $      8,261   $      2,203
Dividends receivable                                                --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --             --             --             10             --
Receivable from mutual funds and portfolios
  for share redemptions                                             10              5              2              7              2
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    11,927          5,571          2,827          8,278          2,205
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  10              5              2              7              2
    Contract charges                                                --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         --             --             --             10             --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   10              5              2             17              2
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           11,917          5,566          2,825          8,261          2,203
Net assets applicable to seed money                                 --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $     11,917   $      5,566   $      2,825   $      8,261   $      2,203
==================================================================================================================================
Accumulation units outstanding                                  16,518          7,016          3,829         11,366          2,374
==================================================================================================================================
Net asset value per accumulation unit                     $       0.72   $       0.79   $       0.74   $       0.73   $       0.93
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                VLRIE          VMNDS          VMRES          VMUTS          VPGRI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $        102   $     70,991   $     10,955   $     43,143   $     30,938
                                                          ------------------------------------------------------------------------
    at market value                                       $         93   $     79,168   $     11,040   $     49,878   $     34,692
Dividends receivable                                                --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --             21             --            175             10
Receivable from mutual funds and portfolios
  for share redemptions                                             --             65              9             41             27
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        93         79,254         11,049         50,094         34,729
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  --             65              9             41             27
    Contract charges                                                --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         --             21             --            175             10
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   --             86              9            216             37
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                               70         79,168         11,040         49,878         34,692
Net assets applicable to seed money                                 23             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $         93   $     79,168   $     11,040   $     49,878   $     34,692
==================================================================================================================================
Accumulation units outstanding                                      90         95,324         16,788         65,536         38,225
==================================================================================================================================
Net asset value per accumulation unit                     $       0.77   $       0.83   $       0.66   $       0.76   $       0.91
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                VPIGR          VPINO          VRMCC          VRPRM          VWISC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                               $     14,737   $     36,077   $     29,810   $     11,364   $     12,422
                                                          ------------------------------------------------------------------------
    at market value                                       $     16,492   $     42,832   $     37,902   $     13,109   $     15,727
Dividends receivable                                                --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --             --             65            233             --
Receivable from mutual funds and portfolios
  for share redemptions                                             13             35             31             10             13
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    16,505         42,867         37,998         13,352         15,740
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  13             35             31             10             13
    Contract charges                                                --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         --             --             65            233             --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   13             35             96            243             13
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           16,492         42,832         37,902         13,109         15,727
Net assets applicable to seed money                                 --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $     16,492   $     42,832   $     37,902   $     13,109   $     15,727
==================================================================================================================================
Accumulation units outstanding                                  24,144         87,234         19,487          6,973         24,423
==================================================================================================================================
Net asset value per accumulation unit                     $       0.68   $       0.49   $       1.94   $       1.88   $       0.64
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                                       SEGREGATED
                                                                                                                         ASSET
                                                                                                                       SUBACCOUNT
                                                                                                                      ------------
DECEMBER 31, 2003 (CONTINUED)                                                                                            VWUSC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                                                           $     17,818
                                                                                                                      ------------
    at market value                                                                                                   $     21,891
Dividends receivable                                                                                                            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                                                                31
Receivable from mutual funds and portfolios
  for share redemptions                                                                                                         17
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                                21,939
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                                                              17
    Contract charges                                                                                                            --
Payable to mutual funds and portfolios
  for investments purchased                                                                                                     31
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                               48
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                                                                                       21,891
Net assets applicable to seed money                                                                                             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                                      $     21,891
==================================================================================================================================
Accumulation units outstanding                                                                                              21,045
==================================================================================================================================
Net asset value per accumulation unit                                                                                 $       1.04
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                 VPBCA          VPCPR          VPCMG          VPBND          VPDEI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         30   $          5   $         74   $      1,605   $         95
Variable account expenses                                           29              7            127            406             55
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      1             (2)           (53)         1,199             40
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          1,128            142         20,045          9,205          1,539
    Cost of investments sold                                     1,331            154         20,045          8,204          1,448
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (203)           (12)            --          1,001             91
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      959            215             --           (711)         2,325
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     756            203             --            290          2,416
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $        757   $        201   $        (53)  $      1,489   $      2,456
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VPGRO          VPEXI          VPMGD          VPNDM          VPFIF
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         19   $      1,322   $        221   $        120   $        102
Variable account expenses                                           81            156             87            159             40
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (62)         1,166            134            (39)            62
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          2,879          4,261          1,186          4,774            355
    Cost of investments sold                                     3,129          4,362          1,194          5,331            353
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (250)          (101)            (8)          (557)             2
Distributions from capital gains                                    --             --             --             --             23
Net change in unrealized appreciation or
  depreciation of investments                                    1,858          2,563          1,650          4,270            (60)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   1,608          2,462          1,642          3,713            (35)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      1,546   $      3,628   $      1,776   $      3,674   $         27
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VPSCA          VACAP          VACDV          VAVAL          VAPGR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         --   $         --   $         --   $        123   $         --
Variable account expenses                                           29            498            241            311             82
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (29)          (498)          (241)          (188)           (82)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                            605         11,759          3,411          5,839          1,044
    Cost of investments sold                                       525         12,348          3,441          6,528          1,103
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    80           (589)           (30)          (689)           (59)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    1,217         15,424          8,612          8,571          2,083
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   1,297         14,835          8,582          7,882          2,024
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      1,268   $     14,337   $      8,341   $      7,694   $      1,942
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VATEC          VAUGH          VBCAS          VWTEG          VFGRI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         --   $        377   $         --   $         --   $        225
Variable account expenses                                          133            119            129             37            208
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (133)           258           (129)           (37)            17
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          6,072          3,331          3,492            618          3,132
    Cost of investments sold                                     6,215          3,232          3,217            559          3,154
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (143)            99            275             59            (22)
Distributions from capital gains                                    --            105             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    5,300           (134)         3,865          1,438          4,749
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   5,157             70          4,140          1,497          4,727
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      5,024   $        328   $      4,011   $      1,460   $      4,744
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VFMDC          VFOVS          VFRES          VFMSS          VILSE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $        246   $         44   $        450   $         23   $         24
Variable account expenses                                          907             74            163             21             13
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (661)           (30)           287              2             11
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         17,654            811          4,854            413            136
    Cost of investments sold                                    16,439            791          4,317            422            164
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 1,215             20            537             (9)           (28)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   35,243          3,359          4,806            531            421
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  36,458          3,379          5,343            522            393
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     35,797   $      3,349   $      5,630   $        524   $        404
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VGCPG          VGCUS          VGINE          VJUDE          VLREQ
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         28   $         36   $         97   $         46   $         13
Variable account expenses                                           80             32             19             63             16
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (52)             4             78            (17)            (3)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                            727            283            224          4,143            513
    Cost of investments sold                                       795            291            255          4,385            501
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (68)            (8)           (31)          (242)            12
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    2,027            955            642          1,872            392
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   1,959            947            611          1,630            404
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      1,907   $        951   $        689   $      1,613   $        401
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VLRIE          VMNDS          VMRES          VMUTS          VPGRI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         --   $         --   $         53   $        820   $        416
Variable account expenses                                           --            568             77            348            233
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     --           (568)           (24)           472            183
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              1         14,021          1,370          7,831          8,356
    Cost of investments sold                                         1         14,454          1,573          7,978          8,883
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    --           (433)          (203)          (147)          (527)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       19         19,214          2,130         11,366          6,580
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      19         18,781          1,927         11,219          6,053
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $         19   $     18,213   $      1,903   $     11,691   $      6,236
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VPIGR          VPINO          VRMCC          VRPRM          VWISC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios          $         86   $         99   $         --   $         --   $         31
Variable account expenses                                          106            314            257             94            103
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (20)          (215)          (257)           (94)           (72)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          4,321          6,872          8,499          3,631          4,381
    Cost of investments sold                                     5,142          7,390          7,508          3,378          4,493
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (821)          (518)           991            253           (112)
Distributions from capital gains                                    --             --          1,429            728             --
Net change in unrealized appreciation or
  depreciation of investments                                    3,750         10,669         10,054          2,802          4,917
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   2,929         10,151         12,474          3,783          4,805
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $      2,909   $      9,936   $     12,217   $      3,689   $      4,733
==================================================================================================================================

                                                                                                                       SEGREGATED
                                                                                                                         ASSET
                                                                                                                       SUBACCOUNT
                                                                                                                      ------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                                 VWUSC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                                                      $         --
Variable account expenses                                                                                                      112
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                               (112)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                                                      2,303
    Cost of investments sold                                                                                                 1,964
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                               339
Distributions from capital gains                                                                                                --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                4,374
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                               4,713
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                           $      4,601
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                 VPBCA          VPCPR          VPCMG          VPBND          VPDEI
OPERATIONS
Investment income (loss) -- net                           $          1   $         (2)  $        (53)  $      1,199   $         40
Net realized gain (loss) on sales of investments                  (203)           (12)            --          1,001             91
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      959            215             --           (711)         2,325
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        757            201            (53)         1,489          2,456
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       2,908            466          8,208         25,362          8,713
Net transfers(1)                                                  (609)            --          1,450            295            (30)
Policy charges                                                    (593)          (136)        (2,938)        (9,418)        (1,665)
Contract terminations:
    Surrender benefits                                              --             --         (2,372)        (2,365)          (461)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   1,706            330          4,348         13,874          6,557
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  2,601            523          7,436         36,737          2,590
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $      5,064   $      1,054   $     11,731   $     52,100   $     11,603
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           4,509            994          7,193         32,846          3,188
Contract purchase payments                                       4,542            805          7,953         22,216          9,395
Net transfers(1)                                                (1,156)            --          1,393            241            (28)
Policy charges                                                    (944)          (234)        (2,847)        (8,245)        (1,829)
Contract terminations:
    Surrender benefits                                              --             --         (2,299)        (2,070)          (519)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 6,951          1,565         11,393         44,988         10,207
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VPGRO          VPEXI          VPMGD          VPNDM          VPFIF
OPERATIONS
Investment income (loss) -- net                           $        (62)  $      1,166   $        134   $        (39)  $         62
Net realized gain (loss) on sales of investments                  (250)          (101)            (8)          (557)             2
Distributions from capital gains                                    --             --             --             --             23
Net change in unrealized appreciation or
  depreciation of investments                                    1,858          2,563          1,650          4,270            (60)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,546          3,628          1,776          3,674             27
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       4,167          7,134          4,159          6,107          2,269
Net transfers(1)                                                    78           (391)           100            (54)            61
Policy charges                                                  (1,300)        (2,371)        (1,121)        (2,086)          (581)
Contract terminations:
    Surrender benefits                                            (579)          (247)            --         (1,061)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   2,366          4,125          3,138          2,906          1,749
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  7,192         13,518          7,389         14,887          3,162
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     11,104   $     21,271   $     12,303   $     21,467   $      4,938
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          17,593         16,638          9,971         25,299          2,764
Contract purchase payments                                       9,511          7,939          5,263          9,517          1,980
Net transfers(1)                                                  (335)          (603)           129           (277)            53
Policy charges                                                  (2,934)        (2,604)        (1,417)        (3,264)          (506)
Contract terminations:
    Surrender benefits                                          (1,264)          (269)            --         (1,578)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                22,571         21,101         13,946         29,697          4,291
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VPSCA          VACAP          VACDV          VAVAL          VAPGR
OPERATIONS
Investment income (loss) -- net                           $        (29)  $       (498)  $       (241)  $       (188)  $        (82)
Net realized gain (loss) on sales of investments                    80           (589)           (30)          (689)           (59)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    1,217         15,424          8,612          8,571          2,083
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,268         14,337          8,341          7,694          1,942
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       1,087         32,862         17,290         16,902          6,667
Net transfers(1)                                                  (296)        (1,372)            23            349            439
Policy charges                                                    (313)        (9,774)        (5,113)        (4,647)        (2,496)
Contract terminations:
    Surrender benefits                                              --         (3,951)          (993)          (322)           (35)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     478         17,765         11,207         12,282          4,575
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  2,423         38,697         17,456         24,765          6,030
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $      4,169   $     70,799   $     37,004   $     44,741   $     12,547
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           2,972         74,694         21,767         46,946         13,177
Contract purchase payments                                       1,117         58,177         19,440         29,762         13,390
Net transfers(1)                                                  (268)        (2,476)            66            283            929
Policy charges                                                    (331)       (17,136)        (5,711)        (8,095)        (5,005)
Contract terminations:
    Surrender benefits                                              --         (6,801)        (1,134)          (513)           (69)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 3,490        106,458         34,428         68,383         22,422
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VATEC          VAUGH          VBCAS          VWTEG          VFGRI
OPERATIONS
Investment income (loss) -- net                           $       (133)  $        258   $       (129)  $        (37)  $         17
Net realized gain (loss) on sales of investments                  (143)            99            275             59            (22)
Distributions from capital gains                                    --            105             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    5,300           (134)         3,865          1,438          4,749
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      5,024            328          4,011          1,460          4,744
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       9,218          7,230         10,866          2,830          8,790
Net transfers(1)                                                  (179)           126          1,625             --             75
Policy charges                                                  (2,468)        (2,474)        (3,410)          (879)        (2,694)
Contract terminations:
    Surrender benefits                                            (555)          (591)        (2,530)            --           (226)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   6,016          4,291          6,551          1,951          5,945
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  9,164         10,509          8,672          2,436         18,274
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     20,204   $     15,128   $     19,234   $      5,847   $     28,963
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          28,091          8,876          9,184          4,206         27,668
Contract purchase payments                                      23,560          6,038         10,707          4,184         12,085
Net transfers(1)                                                  (464)            87          1,452             --             97
Policy charges                                                  (6,355)        (2,064)        (3,312)        (1,288)        (3,754)
Contract terminations:
    Surrender benefits                                          (1,369)          (491)        (2,237)            --           (294)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                43,463         12,446         15,794          7,102         35,802
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VFMDC          VFOVS          VFRES          VFMSS          VILSE
OPERATIONS
Investment income (loss) -- net                           $       (661)  $        (30)  $        287   $          2   $         11
Net realized gain (loss) on sales of investments                 1,215             20            537             (9)           (28)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   35,243          3,359          4,806            531            421
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     35,797          3,349          5,630            524            404
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      59,814          2,774         14,261          1,030            322
Net transfers(1)                                                  (366)         3,301           (619)            32             35
Policy charges                                                 (17,489)          (863)        (4,269)          (399)           (77)
Contract terminations:
    Surrender benefits                                          (5,726)          (760)        (2,979)           (87)           (60)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  36,233          4,452          6,394            576            220
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 69,149          5,361         11,993          1,891          1,150
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    141,179   $     13,162   $     24,017   $      2,991   $      1,774
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          60,358         11,575          9,882          1,904          1,371
Contract purchase payments                                      47,883          5,636         10,356            954            357
Net transfers(1)                                                  (304)         5,826           (392)            20             50
Policy charges                                                 (13,963)        (1,690)        (3,134)          (375)           (86)
Contract terminations:
    Surrender benefits                                          (4,208)        (1,337)        (1,999)           (82)           (78)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                89,766         20,010         14,713          2,421          1,614
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VGCPG          VGCUS          VGINE          VJUDE          VLREQ
OPERATIONS
Investment income (loss) -- net                           $        (52)  $          4   $         78   $        (17)  $         (3)
Net realized gain (loss) on sales of investments                   (68)            (8)           (31)          (242)            12
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    2,027            955            642          1,872            392
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      1,907            951            689          1,613            401
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       4,516          1,884            630          4,129            988
Net transfers(1)                                                    --             --             --             55             --
Policy charges                                                  (1,205)          (275)          (231)        (1,208)          (287)
Contract terminations:
    Surrender benefits                                              --             --            (63)        (2,171)          (227)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   3,311          1,609            336            805            474
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  6,699          3,006          1,800          5,843          1,328
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     11,917   $      5,566   $      2,825   $      8,261   $      2,203
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          11,387          4,860          3,276         10,212          1,759
Contract purchase payments                                       7,026          2,563          1,063          6,727          1,230
Net transfers(1)                                                    --             --             --           (309)            --
Policy charges                                                  (1,895)          (407)          (388)        (1,955)          (356)
Contract terminations:
    Surrender benefits                                              --             --           (122)        (3,309)          (259)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                16,518          7,016          3,829         11,366          2,374
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VLRIE          VMNDS          VMRES          VMUTS          VPGRI
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                           $         --   $       (568)  $        (24)  $        472   $        183
Net realized gain (loss) on sales of investments                    --           (433)          (203)          (147)          (527)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       19         19,214          2,130         11,366          6,580
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         19         18,213          1,903         11,691          6,236
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          20         32,229          3,896         20,460         12,824
Net transfers(1)                                                    (1)        (3,375)             4           (221)         2,057
Policy charges                                                      --         (9,301)        (1,291)        (6,172)        (4,220)
Contract terminations:
    Surrender benefits                                              --         (2,660)          (295)        (2,759)        (3,093)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      19         16,893          2,314         11,308          7,568
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     55         44,062          6,823         26,879         20,888
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $         93   $     79,168   $     11,040   $     49,878   $     34,692
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              90         70,253         12,823         47,598         29,040
Contract purchase payments                                          --         46,304          6,691         32,320         18,321
Net transfers(1)                                                    --         (4,463)             7           (581)            40
Policy charges                                                      --        (13,218)        (2,245)        (9,638)        (5,455)
Contract terminations:
    Surrender benefits                                              --         (3,552)          (488)        (4,163)        (3,721)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    90         95,324         16,788         65,536         38,225
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VPIGR          VPINO          VRMCC          VRPRM          VWISC
OPERATIONS
Investment income (loss) -- net                           $        (20)  $       (215)  $       (257)  $        (94)  $        (72)
Net realized gain (loss) on sales of investments                  (821)          (518)           991            253           (112)
Distributions from capital gains                                    --             --          1,429            728             --
Net change in unrealized appreciation or
  depreciation of investments                                    3,750         10,669         10,054          2,802          4,917
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      2,909          9,936         12,217          3,689          4,733
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       3,761          5,154         22,484          5,126          5,481
Net transfers(1)                                                 1,227            355         (1,186)           (27)          (146)
Policy charges                                                  (1,345)        (2,979)        (8,020)        (1,909)        (1,733)
Contract terminations:
    Surrender benefits                                            (284)        (1,067)        (4,984)        (1,809)        (1,550)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   3,359          1,463          8,294          1,381          2,052
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 10,224         31,433         17,391          8,039          8,942
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     16,492   $     42,832   $     37,902   $     13,109   $     15,727
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          19,055         84,503         13,220          5,971         20,490
Contract purchase payments                                       8,361         14,099         15,234          3,438         11,100
Net transfers(1)                                                  (423)        (1,428)          (754)           (29)          (274)
Policy charges                                                  (2,373)        (7,451)        (5,350)        (1,320)        (3,491)
Contract terminations:
    Surrender benefits                                            (476)        (2,489)        (2,863)        (1,087)        (3,402)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                24,144         87,234         19,487          6,973         24,423
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                       SEGREGATED
                                                                                                                         ASSET
                                                                                                                       SUBACCOUNT
                                                                                                                      ------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                                 VWUSC
OPERATIONS
Investment income (loss) -- net                                                                                       $       (112)
Net realized gain (loss) on sales of investments                                                                               339
Distributions from capital gains                                                                                                --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                4,374
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                  4,601
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                  16,116
Net transfers(1)                                                                                                               598
Policy charges                                                                                                              (3,242)
Contract terminations:
    Surrender benefits                                                                                                      (1,325)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                              12,147
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                              5,143
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                             $     21,891
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                       7,019
Contract purchase payments                                                                                                  18,647
Net transfers(1)                                                                                                               562
Policy charges                                                                                                              (3,808)
Contract terminations:
    Surrender benefits                                                                                                      (1,375)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                            21,045
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                 VPBCA          VPCPR          VPCMG          VPBND          VPDEI
OPERATIONS
Investment income (loss) -- net                           $         (2)  $         (1)  $         10   $      1,060   $         11
Net realized gain (loss) on sales of investments                   (75)           (33)            --         (4,172)           (59)
Distributions from capital gains                                    --             22             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     (417)           (82)            --          5,101           (175)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (494)           (94)            10          1,989           (223)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       1,955            466          7,583         33,827          2,682
Net transfers(1)                                                    39             --            341         (1,454)           839
Policy charges                                                    (508)          (121)        (2,509)        (7,301)          (773)
Contract terminations:
    Surrender benefits                                              --             --             --           (653)           (17)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   1,486            345          5,415         24,419          2,731
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  1,609            272          2,011         10,329             82
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $      2,601   $       5 23   $      7,436   $     36,737   $      2,590
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           2,138            399          1,950          9,662             81
Contract purchase payments                                       3,093            802          7,341         31,307          3,239
Net transfers(1)                                                    65             --            331           (805)           820
Policy charges                                                    (787)          (207)        (2,429)        (6,718)          (930)
Contract terminations:
    Surrender benefits                                              --             --             --           (600)           (22)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 4,509            994          7,193         32,846          3,188
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                     VPGRO          VPEXI          VPMGD          VPNDM          VPFIF
OPERATIONS
Investment income (loss) -- net                           $        (33)  $        691   $         80   $        (52)  $         45
Net realized gain (loss) on sales of investments                  (137)          (214)           (91)          (184)           (12)
Distributions from capital gains                                    --             --            306             12             14
Net change in unrealized appreciation or
  depreciation of investments                                     (935)        (1,090)          (645)        (3,424)            45
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (1,105)          (613)          (350)        (3,648)            92
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       6,460          9,824          5,805          8,506          2,200
Net transfers(1)                                                    72           (147)            (3)            31             17
Policy charges                                                  (1,058)        (2,379)          (773)        (2,391)          (417)
Contract terminations:
    Surrender benefits                                            (141)          (230)          (210)           (65)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   5,333          7,068          4,819          6,081          1,800
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  2,964          7,063          2,920         12,454          1,270
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $      7,192   $     13,518   $      7,389   $     14,887   $      3,162
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           5,309          8,056          3,406         16,416          1,164
Contract purchase payments                                      14,836         11,957          7,841         12,564          1,971
Net transfers(1)                                                   150           (189)           (14)            48             (7)
Policy charges                                                  (2,334)        (2,889)        (1,007)        (3,610)          (364)
Contract terminations:
    Surrender benefits                                            (368)          (297)          (255)          (119)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                17,593         16,638          9,971         25,299          2,764
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                     VPSCA          VACAP          VACDV          VAVAL          VAPGR
OPERATIONS
Investment income (loss) -- net                           $        (19)  $       (268)  $       (123)  $        (59)  $        (37)
Net realized gain (loss) on sales of investments                   (59)        (1,588)          (632)          (583)          (232)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     (318)        (6,536)        (2,819)        (5,286)        (1,247)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (396)        (8,392)        (3,574)        (5,928)        (1,516)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       1,737         40,341         18,583         21,970          6,543
Net transfers(1)                                                  (585)        (1,864)           150            345           (462)
Policy charges                                                    (425)        (9,753)        (4,894)        (4,192)        (1,889)
Contract terminations:
    Surrender benefits                                              --         (2,446)        (1,482)          (365)          (173)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     727         26,278         12,357         17,758          4,019
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  2,092         20,811          8,673         12,935          3,527
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $      2,423   $     38,697   $     17,456   $     24,765   $      6,030
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           2,109         30,135          8,435         16,982          5,287
Contract purchase payments                                       1,992         69,102         20,630         36,837         12,601
Net transfers(1)                                                  (667)        (3,231)            10            586           (791)
Policy charges                                                    (462)       (16,682)        (5,336)        (6,911)        (3,621)
Contract terminations:
    Surrender benefits                                              --         (4,630)        (1,972)          (548)          (299)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 2,972         74,694         21,767         46,946         13,177
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                     VATEC          VAUGH          VBCAS          VWTEG          VFGRI
OPERATIONS
Investment income (loss) -- net                           $        (63)  $        128   $        (46)  $        (17)  $          6
Net realized gain (loss) on sales of investments                  (390)            21              5            (30)          (442)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (3,384)           380         (1,017)          (557)        (2,323)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (3,837)           529         (1,058)          (604)        (2,759)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       9,598          9,863         10,421          2,265         12,749
Net transfers(1)                                                   166            357            382             --            (48)
Policy charges                                                  (2,302)        (2,646)        (2,829)          (641)        (3,025)
Contract terminations:
    Surrender benefits                                            (305)           (86)            --             --           (422)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   7,157          7,488          7,974          1,624          9,254
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  5,844          2,492          1,756          1,416         11,779
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $      9,164   $     10,509   $      8,672   $      2,436   $     18,274
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          10,330          2,244          1,582          1,713         14,721
Contract purchase payments                                      23,577          8,708         10,044          3,485         17,898
Net transfers(1)                                                   671            318            323             --            (72)
Policy charges                                                  (5,737)        (2,320)        (2,765)          (992)        (4,268)
Contract terminations:
    Surrender benefits                                            (750)           (74)            --             --           (611)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                28,091          8,876          9,184          4,206         27,668
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   VFMDC          VFOVS          VFRES          VFMSS         VILSE(2)
OPERATIONS
Investment income (loss) -- net                           $       (161)  $        (13)  $        131   $         (2)  $         13
Net realized gain (loss) on sales of investments                  (373)           (72)            36            (13)           (71)
Distributions from capital gains                                    --             --             --             29             --
Net change in unrealized appreciation or
  depreciation of investments                                   (5,581)          (541)          (302)          (201)          (277)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (6,115)          (626)          (135)          (187)          (335)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      60,217          4,329         10,702          1,461            402
Net transfers(1)                                                  (650)            23          1,292             (6)         1,367
Policy charges                                                 (15,894)          (357)        (3,152)          (439)           (91)
Contract terminations:
    Surrender benefits                                          (2,871)            --           (123)           (98)          (193)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  40,802          3,995          8,719            918          1,485
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 34,462          1,992          3,409          1,160             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     69,149   $      5,361   $     11,993   $      1,891   $      1,150
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          26,860          3,399          2,843          1,017             --
Contract purchase payments                                      49,753          8,883          8,648          1,391            435
Net transfers(1)                                                  (464)            49          1,037             (6)         1,282
Policy charges                                                 (13,170)          (756)        (2,545)          (414)           (98)
Contract terminations:
    Surrender benefits                                          (2,621)            --           (101)           (84)          (248)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                60,358         11,575          9,882          1,904          1,371
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                     VGCPG          VGCUS          VGINE          VJUDE          VLREQ
OPERATIONS
Investment income (loss) -- net                           $        (43)  $          4   $          6   $        (35)  $         (8)
Net realized gain (loss) on sales of investments                  (279)           (34)           (33)           (82)           (20)
Distributions from capital gains                                    --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (1,549)          (385)          (347)          (958)          (154)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (1,871)          (415)          (374)        (1,075)          (182)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       4,258          1,801            709          5,466          1,038
Net transfers(1)                                                  (463)            --             --            104             --
Policy charges                                                  (1,288)          (262)          (294)        (1,286)          (283)
Contract terminations:
    Surrender benefits                                            (129)            --            (14)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   2,378          1,539            401          4,284            755
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  6,192          1,882          1,773          2,634            755
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $      6,699   $      3,006   $      1,800   $      5,843   $      1,328
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           7,896          2,356          2,613          3,440            830
Contract purchase payments                                       6,446          2,889          1,170          8,645          1,275
Net transfers(1)                                                  (765)            --             --            160             --
Policy charges                                                  (1,952)          (385)          (479)        (2,033)          (346)
Contract terminations:
    Surrender benefits                                            (238)            --            (28)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                11,387          4,860          3,276         10,212          1,759
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                     VLRIE          VMNDS          VMRES          VMUTS          VPGRI
OPERATIONS
Investment income (loss) -- net                           $         --   $       (322)  $        (44)  $        271   $         54
Net realized gain (loss) on sales of investments                    --         (1,113)          (570)          (756)          (522)
Distributions from capital gains                                    --             --             --             --             74
Net change in unrealized appreciation or
  depreciation of investments                                       (7)       (12,135)        (1,469)        (3,574)        (2,921)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (7)       (13,570)        (2,083)        (4,059)        (3,315)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          --         42,263          3,585         25,176         19,293
Net transfers(1)                                                    --           (448)            --           (390)        (2,176)
Policy charges                                                      --         (9,466)        (1,185)        (5,465)        (3,969)
Contract terminations:
    Surrender benefits                                              --         (1,890)          (737)          (302)          (327)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      --         30,459          1,663         19,019         12,821
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     62         27,173          7,243         11,919         11,382
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $         55   $     44,062   $      6,823   $     26,879   $     20,888
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              90         29,370         10,179         16,171         12,705
Contract purchase payments                                          --         57,334          6,116         41,837         23,048
Net transfers(1)                                                    --           (646)            --           (598)        (1,234)
Policy charges                                                      --        (12,913)        (2,031)        (9,335)        (5,044)
Contract terminations:
    Surrender benefits                                              --         (2,892)        (1,441)          (477)          (435)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    90         70,253         12,823         47,598         29,040
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                     VPIGR          VPINO          VRMCC          VRPRM          VWISC
OPERATIONS
Investment income (loss) -- net                           $        (17)  $        (82)  $        (89)  $        (49)  $        (77)
Net realized gain (loss) on sales of investments                  (363)          (349)          (121)          (153)          (385)
Distributions from capital gains                                    --             --            511             42             --
Net change in unrealized appreciation or
  depreciation of investments                                   (1,536)        (4,357)        (2,264)          (985)          (839)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (1,916)        (4,788)        (1,963)        (1,145)        (1,301)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       7,882          9,404         22,219          6,441          8,118
Net transfers(1)                                                  (739)          (407)           349          1,455           (665)
Policy charges                                                  (1,612)        (4,619)        (5,923)        (1,463)        (2,570)
Contract terminations:
    Surrender benefits                                            (827)          (831)          (654)           (28)        (1,676)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   4,704          3,547         15,991          6,405          3,207
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  7,436         32,674          3,363          2,779          7,036
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     10,224   $     31,433   $     17,391   $      8,039   $      8,942
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          11,310         75,192          2,208          1,764         13,766
Contract purchase payments                                      11,948         23,124         15,404          4,328         17,123
Net transfers(1)                                                    39            (68)           324            938         (1,251)
Policy charges                                                  (2,707)       (11,428)        (4,194)        (1,041)        (5,259)
Contract terminations:
    Surrender benefits                                          (1,535)        (2,317)          (522)           (18)        (3,889)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                19,055         84,503         13,220          5,971         20,490
==================================================================================================================================

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                       SEGREGATED
                                                                                                                         ASSET
                                                                                                                       SUBACCOUNT
                                                                                                                      ------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                                 VWUSC
OPERATIONS
Investment income (loss) -- net                                                                                       $        (22)
Net realized gain (loss) on sales of investments                                                                               (66)
Distributions from capital gains                                                                                                --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                 (335)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                   (423)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                   7,073
Net transfers(1)                                                                                                                26
Policy charges                                                                                                              (1,728)
Contract terminations:
    Surrender benefits                                                                                                        (312)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                               5,059
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                                507
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                             $      5,143
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                         570
Contract purchase payments                                                                                                   9,101
Net transfers(1)                                                                                                                26
Policy charges                                                                                                              (2,222)
Contract terminations:
    Surrender benefits                                                                                                        (456)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                             7,019
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Life Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is used as a funding vehicle for American Express Signature Variable Universal Life(R) policies issued by American Enterprise Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
---------------------------------------------------------------------------------------------------------------------------
VPBCA                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                               638
VPCPR                AXP(R) Variable Portfolio - Capital Resource Fund                                                   53
VPCMG                AXP(R) Variable Portfolio - Cash Management Fund                                                11,719
VPBND                AXP(R) Variable Portfolio - Diversified Bond Fund                                                4,907
VPDEI                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       1,042
VPGRO                AXP(R) Variable Portfolio - Growth Fund                                                          1,908
VPEXI                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 3,216
VPMGD                AXP(R) Variable Portfolio - Managed Fund                                                           874
VPNDM                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               1,407
VPFIF                AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                                     472
VPSCA                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                               325
VACAP                AIM V.I. Capital Appreciation Fund, Series I Shares                                              3,327
VACDV                AIM V.I. Capital Development Fund, Series I Shares                                               2,914
VAVAL                AIM V.I. Premier Equity Fund, Series I Shares                                                    2,212
VAPGR                AllianceBernstein VP Premier Growth Portfolio (Class B)                                            588
VATEC                AllianceBernstein VP Technology Portfolio (Class B)                                              1,408
VAUGH                AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)                   1,213
VBCAS                Baron Capital Asset Fund - Insurance Shares                                                        893
VWTEG                Credit Suisse Trust - Mid-Cap Growth Portfolio
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)                                     536
VFGRI                Fidelity(R) VIP Growth & Income Portfolio Service Class                                          2,198
VFMDC                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                  5,858
VFOVS                Fidelity(R) VIP Overseas Portfolio Service Class                                                   848
VFRES                FTVIPT Franklin Real Estate Fund - Class 2                                                       1,016
VFMSS                FTVIPT Mutual Shares Securities Fund - Class 2                                                     200
VILSE                FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                              145
VGCPG                Goldman Sachs VIT Capital Growth Fund                                                            1,243
VGCUS                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                        510
VGINE                Goldman Sachs VIT International Equity Fund                                                        298
VJUDE                JPMorgan U.S. Large Cap Core Equity Portfolio                                                      660
VLREQ                Lazard Retirement Equity Portfolio                                                                 228
VLRIE                Lazard Retirement International Equity Portfolio                                                     9
VMNDS                MFS(R) New Discovery Series - Initial Class                                                      5,671
VMRES                MFS(R) Research Series - Initial Class                                                             827
VMUTS                MFS(R) Utilities Series - Initial Class                                                          3,127
VPGRI                Putnam VT Growth and Income Fund - Class IB Shares                                               1,491
VPIGR                Putnam VT International Equity Fund - Class IB Shares                                            1,283
VPINO                Putnam VT International New Opportunities Fund - Class IB Shares                                 3,855
VRMCC                Royce Micro-Cap Portfolio                                                                        3,477
VRPRM                Royce Small-Cap Portfolio                                                                        1,727
VWISC                Wanger International Small Cap                                                                     799
VWUSC                Wanger U.S. Smaller Companies                                                                      826
---------------------------------------------------------------------------------------------------------------------------

(1) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

American Enterprise Life issues the policies that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which American Enterprise Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

An administrative charge is deducted each month to reimburse American Enterprise Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

American Enterprise Life deducts a premium expense charge of 3% from each premium payment. It partially compensates American Enterprise Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates American Enterprise Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month American Enterprise Life deducts charges for any optional insurance benefits added to the policy by rider.

Additional information can be found in the product's prospectus.

5. SURRENDER CHARGES

American Enterprise Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by American Enterprise Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,311,809 in 2003 and $2,774,431 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by American Enterprise Life.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Growth Fund                                         0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                0.620% to 0.545%
AXP(R) Variable Portfolio - Managed Fund                                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.790% to 0.650%
------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Small Cap Advantage Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                               0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                0.050% to 0.025%
AXP(R) Variable Portfolio - Managed Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.060% to 0.035%
------------------------------------------------------------------------------------------------

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTMENT                                                                                   PURCHASES
---------------------------------------------------------------------------------------------------------------------------
VPBCA                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                         $   2,837
VPCPR                AXP(R) Variable Portfolio - Capital Resource Fund                                                  471
VPCMG                AXP(R) Variable Portfolio - Cash Management Fund                                                24,322
VPBND                AXP(R) Variable Portfolio - Diversified Bond Fund                                               24,263
VPDEI                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       8,143
VPGRO                AXP(R) Variable Portfolio - Growth Fund                                                          5,187
VPEXI                AXP(R) Variable Portfolio - High Yield Bond Fund                                                 9,478
VPMGD                AXP(R) Variable Portfolio - Managed Fund                                                         4,462
VPNDM                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               7,728
VPFIF                AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                                   2,188
VPSCA                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             1,055
VACAP                AIM V.I. Capital Appreciation Fund, Series I Shares                                             29,026
VACDV                AIM V.I. Capital Development Fund, Series I Shares                                              14,413
VAVAL                AIM V.I. Premier Equity Fund, Series I Shares                                                   17,933
VAPGR                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          5,537
VATEC                AllianceBernstein VP Technology Portfolio (Class B)                                             11,955
VAUGH                AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)                   7,985
VBCAS                Baron Capital Asset Fund - Insurance Shares                                                      9,914
VWTEG                Credit Suisse Trust - Mid-Cap Growth Portfolio
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)                                   2,532
VFGRI                Fidelity(R) VIP Growth & Income Portfolio Service Class                                          9,094
VFMDC                Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 53,226
VFOVS                Fidelity(R) VIP Overseas Portfolio Service Class                                                 5,233
VFRES                FTVIPT Franklin Real Estate Fund - Class 2                                                      11,535
VFMSS                FTVIPT Mutual Shares Securities Fund - Class 2                                                     982
VILSE                FTVIPT Templeton Foreign Securities Fund - Class 2                                                 367
VGCPG                Goldman Sachs VIT Capital Growth Fund                                                            3,986
VGCUS                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                      1,896
VGINE                Goldman Sachs VIT International Equity Fund                                                        638
VJUDE                JPMorgan U.S. Large Cap Core Equity Portfolio                                                    4,931
VLREQ                Lazard Retirement Equity Portfolio                                                                 984
VLRIE                Lazard Retirement International Equity Portfolio                                                    20
VMNDS                MFS(R) New Discovery Series - Initial Class                                                     30,346
VMRES                MFS(R) Research Series - Initial Class                                                           3,660
VMUTS                MFS(R) Utilities Series - Initial Class                                                         19,611
VPGRI                Putnam VT Growth and Income Fund - Class IB Shares                                              16,107
VPIGR                Putnam VT International Equity Fund - Class IB Shares                                            7,660
VPINO                Putnam VT International New Opportunities Fund - Class IB Shares                                 8,120
VRMCC                Royce Micro-Cap Portfolio                                                                       17,965
VRPRM                Royce Small-Cap Portfolio                                                                        5,646
VWISC                Wanger International Small Cap                                                                   6,361
VWUSC                Wanger U.S. Smaller Companies                                                                   14,338
---------------------------------------------------------------------------------------------------------------------------

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                  VPBCA     VPCPR     VPCMG     VPBND     VPDEI     VPGRO     VPEXI     VPMGD     VPNDM     VPFIF
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.91   $  0.84   $  1.00   $  1.00   $  1.00   $  0.82   $  0.84   $  0.97   $  0.92   $  1.03
At Dec. 31, 2001                 $  0.75   $  0.68   $  1.03   $  1.07   $  1.01   $  0.56   $  0.88   $  0.86   $  0.76   $  1.09
At Dec. 31, 2002                 $  0.58   $  0.53   $  1.03   $  1.12   $  0.81   $  0.41   $  0.81   $  0.74   $  0.59   $  1.14
At Dec. 31, 2003                 $  0.73   $  0.67   $  1.03   $  1.16   $  1.14   $  0.49   $  1.01   $  0.88   $  0.72   $  1.15
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                       2        --         2        10        --         5         8         3        16         1
At Dec. 31, 2002                       5         1         7        33         3        18        17        10        25         3
At Dec. 31, 2003                       7         2        11        45        10        23        21        14        30         4
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $     2        --   $     2   $    10        --   $     3   $     7   $     3   $    12   $     1
At Dec. 31, 2002                 $     3   $     1   $     7   $    37   $     3   $     7   $    14   $     7   $    15   $     3
At Dec. 31, 2003                 $     5   $     1   $    12   $    52   $    12   $    11   $    21   $    12   $    21   $     5
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.79%     0.35%     2.70%     6.30%     1.19%       --     10.74%     2.54%     0.34%     4.41%
For the year ended Dec. 31, 2002    0.85%     0.68%     1.11%     5.15%     1.94%     0.13%     7.66%     2.83%     0.52%     2.90%
For the year ended Dec. 31, 2003    0.93%     0.62%     0.53%     3.56%     1.56%     0.22%     7.64%     2.30%     0.68%     2.30%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (17.58%)  (19.05%)    3.00%     7.00%     1.00%   (31.71%)    4.76%   (11.34%)  (17.39%)    5.83%
For the year ended Dec. 31, 2002  (22.67%)  (22.06%)    0.00%     4.67%   (19.80%)  (26.79%)   (7.95%)  (13.95%)  (22.37%)    4.59%
For the year ended Dec. 31, 2003   25.86%    26.42%     0.00%     3.57%    40.74%    19.51%    24.69%    18.92%    22.03%     0.88%
----------------------------------------------------------------------------------------------------------------------------------

                                  VPSCA     VACAP     VACDV     VAVAL     VAPGR     VATEC     VAUGH     VBCAS     VWTEG     VFGRI
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.07   $  0.91   $  1.13   $  0.88   $  0.82   $  0.76   $  1.04   $  1.00   $  1.00   $  0.89
At Dec. 31, 2001                 $  0.99   $  0.69   $  1.03   $  0.76   $  0.67   $  0.57   $  1.11   $  1.11   $  0.83   $  0.80
At Dec. 31, 2002                 $  0.82   $  0.52   $  0.80   $  0.53   $  0.46   $  0.33   $  1.18   $  0.94   $  0.58   $  0.66
At Dec. 31, 2003                 $  1.19   $  0.66   $  1.07   $  0.65   $  0.56   $  0.46   $  1.22   $  1.22   $  0.82   $  0.81
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                       2        30         8        17         5        10         2         2         2        15
At Dec. 31, 2002                       3        75        22        47        13        28         9         9         4        28
At Dec. 31, 2003                       3       106        34        68        22        43        12        16         7        36
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $     2   $    21   $     9   $    13   $     4   $     6   $     2   $     2   $     1   $    12
At Dec. 31, 2002                 $     2   $    39   $    17   $    25   $     6   $     9   $    11   $     9   $     2   $    18
At Dec. 31, 2003                 $     4   $    71   $    37   $    45   $    13   $    20   $    15   $    19   $     6   $    29
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --      0.33%       --        --      3.23%       --        --      0.20%
For the year ended Dec. 31, 2002      --        --        --      0.55%       --        --      2.73%       --        --      0.94%
For the year ended Dec. 31, 2003      --        --        --      0.36%       --        --      2.86%       --        --      0.98%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (7.48%)  (24.18%)   (8.85%)  (13.64%)  (18.29%)  (25.00%)    6.73%    11.00%   (17.00%)  (10.11%)
For the year ended Dec. 31, 2002  (17.17%)  (24.64%)  (22.33%)  (30.26%)  (31.34%)  (42.11%)    6.31%   (15.32%)  (30.12%)  (17.50%)
For the year ended Dec. 31, 2003   45.12%    26.92%    33.75%    22.64%    21.74%    39.39%     3.39%    29.79%    41.38%    22.73%
----------------------------------------------------------------------------------------------------------------------------------

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

                                  VFMDC     VFOVS     VFRES     VFMSS   VILSE(4)    VGCPG     VGCUS     VGINE     VJUDE     VLREQ
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.34   $  0.75   $  1.12   $  1.07        --   $  0.93   $  0.92   $  0.88   $  0.88   $  0.99
At Dec. 31, 2001                 $  1.28   $  0.59   $  1.20   $  1.14        --   $  0.78   $  0.80   $  0.68   $  0.77   $  0.91
At Dec. 31, 2002                 $  1.15   $  0.46   $  1.21   $  1.00   $  0.84   $  0.59   $  0.62   $  0.55   $  0.57   $  0.75
At Dec. 31, 2003                 $  1.57   $  0.66   $  1.63   $  1.24   $  1.10   $  0.72   $  0.79   $  0.74   $  0.73   $  0.93
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      27         3         3         1        --         8         2         3         3         1
At Dec. 31, 2002                      60        12        10         2         1        11         5         3        10         2
At Dec. 31, 2003                      90        20        15         2         2        17         7         4        11         2
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $    34   $     2   $     3   $     1        --   $     6   $     2   $     2   $     3   $     1
At Dec. 31, 2002                 $    69   $     5   $    12   $     2   $     1   $     7   $     3   $     2   $     6   $     1
At Dec. 31, 2003                 $   141   $    13   $    24   $     3   $     2   $    12   $     6   $     3   $     8   $     2
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.48%     3.27%     0.33%       --      0.34%     2.50%     3.04%     1.28%     1.19%
For the year ended Dec. 31, 2002    0.59%     0.46%     2.67%     0.80%     2.40%     0.22%     1.07%     1.23%     0.04%     0.07%
For the year ended Dec. 31, 2003    0.25%     0.55%     2.51%     1.02%     1.72%     0.32%     1.01%     4.50%     0.67%     0.74%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%       --      0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (4.48%)  (21.33%)    7.14%     6.54%       --    (16.13%)  (13.04%)  (22.73%)  (12.50%)   (8.08%)
For the year ended Dec. 31, 2002  (10.16%)  (22.03%)    0.83%   (12.28%)  (16.00%)  (24.36%)  (22.50%)  (19.12%)  (25.97%)  (17.58%)
For the year ended Dec. 31, 2003   36.52%    43.48%    34.71%    24.00%    30.95%    22.03%    27.42%    34.55%    28.07%    24.00%
----------------------------------------------------------------------------------------------------------------------------------

                                  VLRIE     VMNDS     VMRES     VMUTS     VPGRI     VPIGR     VPINO     VRMCC     VRPRM     VWISC
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.91   $  0.98   $  0.91   $  0.98   $  0.97   $  0.84   $  0.61   $  1.18   $  1.31   $  0.65
At Dec. 31, 2001                 $  0.69   $  0.93   $  0.71   $  0.74   $  0.90   $  0.66   $  0.43   $  1.52   $  1.58   $  0.51
At Dec. 31, 2002                 $  0.61   $  0.63   $  0.53   $  0.56   $  0.72   $  0.54   $  0.37   $  1.32   $  1.35   $  0.44
At Dec. 31, 2003                 $  0.77   $  0.83   $  0.66   $  0.76   $  0.91   $  0.68   $  0.49   $  1.94   $  1.88   $  0.64
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      --        29        10        16        13        11        75         2         2        14
At Dec. 31, 2002                      --        70        13        48        29        19        85        13         6        20
At Dec. 31, 2003                      --        95        17        66        38        24        87        19         7        24
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      --   $    27   $     7   $    12   $    11   $     7   $    33   $     3   $     3   $     7
At Dec. 31, 2002                      --   $    44   $     7   $    27   $    21   $    10   $    31   $    17   $     8   $     9
At Dec. 31, 2003                      --   $    79   $    11   $    50   $    35   $    16   $    43   $    38   $    13   $    16
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --        --        --      1.38%     0.58%     0.07%       --        --        --        --
For the year ended Dec. 31, 2002    0.08%       --      0.27%     2.30%     1.22%     0.72%     0.64%       --        --        --
For the year ended Dec. 31, 2003    0.38%       --      0.63%     2.15%     1.63%     0.74%     0.29%       --        --      0.27%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (24.18%)   (5.10%)  (21.98%)  (24.49%)   (7.22%)  (21.43%)  (29.51%)   28.81%    20.61%   (21.54%)
For the year ended Dec. 31, 2002  (11.59%)  (32.26%)  (25.35%)  (24.32%)  (20.00%)  (18.18%)  (13.95%)  (13.16%)  (14.56%)  (13.73%)
For the year ended Dec. 31, 2003   26.23%    31.75%    24.53%    35.71%    26.39%    25.93%    32.43%    46.97%    39.26%    45.45%
----------------------------------------------------------------------------------------------------------------------------------

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

                                                                                                                            VWUSC
                                                                                                                           -------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                                                           $  0.81
At Dec. 31, 2001                                                                                                           $  0.89
At Dec. 31, 2002                                                                                                           $  0.73
At Dec. 31, 2003                                                                                                           $  1.04
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                                                                                 1
At Dec. 31, 2002                                                                                                                 7
At Dec. 31, 2003                                                                                                                21
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                                                                           $     1
At Dec. 31, 2002                                                                                                           $     5
At Dec. 31, 2003                                                                                                           $    22
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                                                --
For the year ended Dec. 31, 2002                                                                                                --
For the year ended Dec. 31, 2003                                                                                                --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                                              0.90%
For the year ended Dec. 31, 2002                                                                                              0.90%
For the year ended Dec. 31, 2003                                                                                              0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                                                              9.88%
For the year ended Dec. 31, 2002                                                                                            (17.98%)
For the year ended Dec. 31, 2003                                                                                             42.47%
----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on March 1, 2002.

                    AMERICAN ENTERPRISE VARIABLE LIFE ACCOUNT

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
----------------------
    Ernst & Young LLP
    Minneapolis, Minnesota
    January 26, 2004

                                     -- 1 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE AMOUNTS)                                                          2003          2002

ASSETS

Investments: (Note 2)
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $6,545,561; 2002, $5,105,431)         $6,650,906    $5,288,855
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             6            --
   Mortgage loans on real estate                                                                      534,812       587,535
   Other investments                                                                                    6,069         2,381
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             7,191,793     5,878,771
Cash and cash equivalents (Note 1)                                                                      9,065     1,118,692
Amounts due from brokers                                                                                  161            --
Other accounts receivable                                                                               3,572         1,584
Accrued investment income                                                                              70,591        56,448
Deferred policy acquisition costs (Note 3)                                                            345,966       260,577
Other assets                                                                                            6,335        15,887
Separate account assets                                                                             1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 $8,735,643    $8,026,730
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $6,645,315    $5,411,938
      Universal life-type insurance                                                                        27            16
   Policy claims and other policyholders' funds                                                         3,100         9,050
   Amounts due to brokers                                                                              75,070       985,081
   Deferred income taxes, net                                                                          11,618        17,608
   Other liabilities                                                                                   68,674        82,453
   Separate account liabilities                                                                     1,108,160       694,771
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             7,911,964     7,200,917
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
     20,000 shares issued and outstanding                                                               3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  177,545       139,916
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                  60,078       104,259
      Net unrealized derivative losses                                                                 (8,816)      (13,234)
---------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income (loss)                                           51,262        91,025
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                      823,679       825,813
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $8,735,643    $8,026,730
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 2 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

REVENUES

Net investment income                                                                 $372,194       $292,067      $271,718
Contractholder charges                                                                   7,569          6,454         5,998
Mortality and expense risk fees                                                         13,749         12,452        10,247
Net realized gain (loss) on investments                                                 25,105              3       (89,920)
---------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                      418,617        310,976       198,043
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Interest credited on investment contracts and universal life-type insurance            257,235        215,918       180,906
Amortization of deferred policy acquisition costs                                       45,605         48,469        45,494
Other insurance and operating expenses                                                  59,073         98,766        35,579
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                         361,913        363,153       261,979
Income (loss) before income tax provision (benefit)                                     56,704        (52,177)      (63,936)
Income tax provision (benefit)                                                          19,075        (18,487)      (22,208)
---------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                     $ 37,629       $(33,690)     $(41,728)
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 3 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                  $    37,629    $   (33,690)  $   (41,728)
Adjustments to reconcile net income (loss) to net cash (used in)
   provided by operating activities:
   Change in accrued investment income                                                 (14,143)       (11,026)        9,519
   Change in other accounts receivable                                                  (1,988)           228          (945)
   Change in deferred policy acquisition costs, net                                    (75,285)       (65,680)      (19,301)
   Change in other assets                                                                9,552         (7,360)       31,411
   Change in policy claims and other policyholders' funds                               (5,950)         6,764        (7,009)
   Deferred income tax provision (benefit)                                              15,420         (3,725)      (34,562)
   Change in other liabilities                                                         (13,779)        17,936         6,553
   Amortization of premium (accretion of discount), net                                 23,699            167          (689)
   Net realized (gain) loss on investments                                             (25,105)            (3)       89,920
   Other, net                                                                            7,730         12,784        (7,796)
---------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by operating activities                              (42,220)       (83,605)       25,373

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                             3,365,402      1,092,923       803,034
   Maturities, sinking fund payments and calls                                         875,785        500,348       379,281
   Purchases                                                                        (5,678,854)    (3,409,718)   (1,446,157)
Other investments:
   Sales                                                                                72,281         64,988        71,110
   Purchases                                                                           (25,287)        (4,391)       (8,513)
Change in amounts due from brokers                                                        (161)        41,705       (40,389)
Change in amounts due to brokers                                                      (910,011)       759,954       200,740
---------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                         (2,300,845)      (954,191)      (40,894)

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                           1,733,030      2,052,002       779,626
   Surrenders and other benefits                                                      (756,827)      (621,646)     (779,649)
   Interest credited to account balances                                               257,235        215,918       180,906
Capital contribution                                                                        --        250,000        60,000
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                      1,233,438      1,896,274       240,883
   Net (decrease) increase in cash and cash equivalents                             (1,109,627)       858,478       225,362
   Cash and cash equivalents at beginning of year                                    1,118,692        260,214        34,852
---------------------------------------------------------------------------------------------------------------------------
   Cash and cash equivalents at end of year                                        $     9,065    $ 1,118,692   $   260,214
===========================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                               $     3,266    $    12,761   $        --
   Interest on borrowings                                                          $       377    $        --   $        15
---------------------------------------------------------------------------------------------------------------------------

See notes to consolidated financial statements.

                                                                         -- 4 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED
                                                                                         OTHER
                                                                       ADDITIONAL    COMPREHENSIVE                    TOTAL
                                                           CAPITAL       PAID-IN    INCOME (LOSS),   RETAINED     STOCKHOLDER'S
FOR THE THREE YEARS ENDED DECEMBER 31, 2003 (THOUSANDS)     STOCK        CAPITAL      NET OF TAX     EARNINGS        EQUITY
Balance, January 1, 2001                                   $3,000       $281,872      $(62,097)      $215,334      $438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of income
      tax provision of $73,754                                 --             --       136,972             --       136,972
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of $30,811                   --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net loss, net of income tax benefit
      of $4,535                                                --             --         8,422             --         8,422
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        11,720
Capital contribution                                           --         60,000            --             --        60,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                  3,000        341,872        (8,649)       173,606       509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of pretax
      deferred policy acquisition costs of ($23,026) and
      income tax provision of $51,599                          --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      loss, net of income tax provision of $2,471              --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on
      derivatives included in net loss, net of income tax
      benefit of $4,542                                        --             --         8,436             --         8,436
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                        65,984
Capital contribution                                           --        250,000            --             --       250,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      Securities arising during the year, net of pretax
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of $9,157            --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of income
      tax benefit of $2,378                                    --             --         4,417             --         4,417
---------------------------------------------------------------------------------------------------------------------------

   Total comprehensive loss                                                                                          (2,134)
Capital contribution                                           --             --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2003                                 $3,000       $591,872      $ 51,262       $177,545      $823,679
===========================================================================================================================

See notes to consolidated financial statements.

                                                                         -- 5 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. American Enterprise Life is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. American Enterprise Life also wholly owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

American Enterprise Life's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. American Enterprise Life distributes its products primarily through financial institutions and regional and/or independent broker dealers.

American Enterprise Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under American Enterprise Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 5). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REVENUE RECOGNITION

NET INVESTMENT INCOME

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

CONTRACTHOLDER AND POLICYHOLDER CHARGES

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

NET REALIZED GAIN (LOSS) ON INVESTMENTS

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

                                      -- 6 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENTS -- FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. American Enterprise Life's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage backed securities.

Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

INVESTMENTS -- MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

CASH AND CASH EQUIVALENTS

American Enterprise Life considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. For annuity products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of the interest margins associated with the products.

For annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

                                      -- 7 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


GUARANTEED MINIMUM DEATH BENEFITS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of American Enterprise Life's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002 and 2001 were $2.9 million, $6.4 million, and $0.8 million, respectively. American Enterprise Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, American Enterprise Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods. See Recently issued accounting standards section herein for a description of Statement of Position 03-1.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates, ranging from 4.6% to 8.5%, depending on year of issue, with an average rate of approximately 6.1%.

REINSURANCE

There are no amounts recoverable from reinsurers at December 31, 2003 and 2002.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by American Enterprise Life is $750,000 on any single life. American Enterprise Life retains all accidental death benefit, and waiver of premium risk.

FEDERAL INCOME TAXES

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

SEPARATE ACCOUNT BUSINESS

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. Through December 31, 2003, American Enterprise Life received mortality and expense risk fees directly from the separate accounts. During the fourth quarter of 2003, AEFC replaced IDS Life as the investment manager of these proprietary mutual funds. In connection with this change and through an agreement with AEFC, American Enterprise Life receives fund administrative services fees for the fund management services American Enterprise Life provides these proprietary mutual funds.

American Enterprise Life makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, American Enterprise Life guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. American Enterprise Life also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

                                      -- 8 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). American Enterprise Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by American Enterprise Life. SOP 03-1 is required to be adopted on January 1, 2004, and any impact will be recognized in American Enterprise Life's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 2, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

In July 2000, the FASB's EITF issued a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." American Enterprise Life adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects American Enterprise Life's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, American Enterprise Life holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, American Enterprise Life adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which required an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34.7 million. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 9 for further discussion of American Enterprise Life's derivatives and hedging activities.

2. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                               COST           GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate bonds and obligations                                     2,737,449        98,969        (18,067)    2,818,351
   Foreign corporate bonds and obligations                               574,582        23,521         (6,055)      592,048
   U.S. Government agency obligations                                     87,614           741            (19)       88,336
   Structured investments                                                 49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        6,545,561       160,760        (55,415)    6,650,906
   Common stocks                                                              --             6             --             6
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $6,545,561      $160,766       $(55,415)   $6,650,912
===========================================================================================================================

                                                                         -- 9 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Mortgage and other asset-backed securities                         $3,306,057      $101,719       $   (804)   $3,406,972
   Corporate bonds and obligations                                     1,459,454        89,905        (17,264)    1,532,095
   Foreign corporate bonds and obligations                               278,974        19,078           (663)      297,389
   U.S. Government agency obligations                                      4,928           389             --         5,317
   Structured investments                                                 53,768            --         (9,142)       44,626
   State and municipal obligations                                         2,250           206             --         2,456
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        5,105,431       211,297        (27,873)    5,288,855
   Common stocks                                                              --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturity and equity securities                            $5,105,431      $211,297       $(27,873)   $5,288,855
===========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                              LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
                                              FAIR     UNREALIZED           FAIR     UNREALIZED        FAIR      UNREALIZED
(THOUSANDS)                                   VALUE      LOSSES             VALUE      LOSSES          VALUE       LOSSES
-----------------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES:

Mortgage and other asset-backed securities  $1,411,059   $(22,106)         $   --      $ --          $1,411,059   $(22,106)
Corporate bonds and obligations                797,463    (18,012)          1,438       (55)            798,901    (18,067)
Foreign corporate bonds and obligations        172,213     (6,055)             --        --             172,213     (6,055)
U.S. Government agency obligations                 529        (19)             --        --                 529        (19)
State and municipal obligations                 21,943     (1,062)             --        --              21,943     (1,062)
-----------------------------------------------------------------------------------------------------------------------------
Total                                       $2,403,207   $(47,254)         $1,438      $(55)         $2,404,645   $(47,309)
=============================================================================================================================

NOTE: EXCLUDES STRUCTURED INVESTMENTS THAT ARE ACCOUNTED FOR PURSUANT TO EITF 99-20, AND ARE THEREFORE OUTSIDE THE SCOPE OF EITF 03-1. AT DECEMBER 31, 2003, SUCH INVESTMENTS HAD GROSS UNREALIZED LOSSES OF $8.1 MILLION.

Approximately 204 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See Investments -- Fixed maturity and equity securities section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary.

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2003:

                                                                                                  AMORTIZED       FAIR
(THOUSANDS)                                                                                         COST          VALUE
---------------------------------------------------------------------------------------------------------------------------
Due within one year                                                                              $   37,979    $   38,741
Due from one to five years                                                                          883,902       934,536
Due from five to ten years                                                                        2,306,080     2,354,394
Due in more than ten years                                                                          251,154       241,687
Mortgage and other asset-backed securities                                                        3,066,446     3,081,548
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                         $6,545,561    $6,650,906
===========================================================================================================================

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

                                                                        -- 10 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At December 31, 2003, fixed maturity securities comprised approximately 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $132.6 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

RATING                                                 2003          2002
----------------------------------------------------------------------------
AAA                                                     50%           65%
AA                                                       2             1
A                                                       18            10
BBB                                                     23            19
Below investment grade                                   7             5
----------------------------------------------------------------------------
   Total                                               100%          100%
----------------------------------------------------------------------------

At December 31, 2003, approximately 92% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                    2003          2002         2001
--------------------------------------------------------------------------------
Sales                                       $3,365,402   $1,092,923   $  803,034
Maturities                                  $  875,785   $  500,348   $  379,281
Purchases                                   $5,678,854   $3,409,718   $1,446,157
================================================================================

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $65.8 million, $38.2 million and $17.9 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized losses on sales of Available-for-Sale securities were approximately ($30.3 million), ($17.6 million) and ($72.6 million) for the same periods. American Enterprise Life also recognized losses of approximately ($9.3 million), ($14.5 million) and ($30.1 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, American Enterprise Life recognized pretax losses of $90.2 million to recognize the impact of higher default rate assumptions on certain structured investments, to write down lower-rated securities (most of which were sold in 2001) in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments. Of the total charge of $90.2 million, approximately $83.7 million of these losses are included in net realized losses on investments and $6.5 million are included in net investment income.

Also during 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets) having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $46.5 million. As of December 31, 2003, the retained interests had a carrying value of $41.1 million, of which $30.3 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based upon the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue No. 99-20.

The change in net unrealized securities gains (losses) recognized in other comprehensive income includes two components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), and (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities (reclassification for realized gains (losses)). This reclassification has no effect on total comprehensive income or shareholder's equity.

The following table presents these components of other comprehensive income net of tax:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains                                                               $(27,174)       $95,827      $136,972
Reclassification for realized securities losses (gains)                               (17,006)        (4,589)      (57,220)
--------------------------------------------------------------------------------------------------------------------------
Increase in net unrealized securities (losses) gains recognized in other
comprehensive income                                                                 $(44,180)       $91,238      $ 79,752
===========================================================================================================================

At December 31, 2003 and 2002, bonds carried at $3.5 million and $3.4 million, respectively, were on deposit with various states as required by law.

                                                                        -- 11 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Pursuant to the adoption of SFAS No. 133 at January 1, 2001, American Enterprise Life reclassified all held-to-maturity securities with a carrying value of $934.1 million and net unrealized losses of $7.1 million to Available-for-Sale.

MORTGAGE LOANS ON REAL ESTATE

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                                                                             2003          2002
---------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $542,174      $598,347
Mortgage loans on real estate reserves                                                                 (7,362)      (10,812)
---------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $534,812      $587,535
===========================================================================================================================

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements.

At December 31, 2003 and 2002, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was $2.8 million and $11.7 million, with a reserve of $1.0 million and $4.7 million, respectively. During 2003 and 2002, the average recorded investment in impaired mortgage loans on real estate was $6.6 million and $9.4 million, respectively. American Enterprise Life recognized $0.2 million, $0.3 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2003, 2002 and 2001, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $10,812        $ 5,067        $5,054
Provision for mortgage loan losses                                                         281          6,079           928
Foreclosures, write-offs and other                                                      (3,731)          (334)         (915)
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 7,362        $10,812        $5,067
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                            DECEMBER 31, 2003                            DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
REGION                                                     SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
South Atlantic                                           $118,183      $   --                        $145,999           $--
Middle Atlantic                                            75,056          --                          85,680            --
East North Central                                         99,371       1,000                         103,713            --
Mountain                                                   74,347          --                          75,001            --
West North Central                                         88,961          --                          99,790            --
New England                                                25,229          --                          28,360            --
Pacific                                                    24,607          --                          25,759            --
West South Central                                         25,724          --                          26,889            --
East South Central                                         10,696          --                           7,156            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                            DECEMBER 31, 2003                           DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE        FUNDING                    ON BALANCE      FUNDING
PROPERTY TYPE                                              SHEET        COMMITMENTS                     SHEET      COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                 $139,417      $   --                        $159,176           $--
Apartments                                                113,746          --                         132,567            --
Office buildings                                          169,904       1,000                         171,799            --
Industrial buildings                                       60,275          --                          67,776            --
Hotels/motels                                              33,091          --                          35,421            --
Medical buildings                                          18,694          --                          24,476            --
Nursing/retirement homes                                    2,413          --                           2,707            --
Mixed use                                                   4,634          --                           4,425            --
--------------------------------------------------------------------------------------------------------------------------------
                                                          542,174       1,000                         598,347            --
Less reserves for losses                                   (7,362)         --                         (10,812)           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                 $534,812      $1,000                        $587,535           $--
================================================================================================================================

Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2003 and 2002 was not material.

                                                                        -- 12 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Mortgage loan findings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan.

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $321,420       $239,084      $211,920
Income on mortgage loans on real estate                                                 42,482         47,697        54,723
Other                                                                                   11,600          8,874         6,498
---------------------------------------------------------------------------------------------------------------------------
                                                                                       375,502        295,655       273,141
Less investment expenses                                                                 3,308          3,588         1,423
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $372,194       $292,067      $271,718
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $26,163        $ 6,068      $(84,770)
Mortgage loans on real estate                                                            3,450         (5,744)       (1,263)
Other                                                                                   (4,508)          (321)       (3,887)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $25,105        $     3      $(89,920)
===========================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                            $260,577       $217,923      $198,622
Capitalization of expenses                                                             120,890        114,149        64,795
Amortization                                                                           (45,605)       (48,469)      (45,494)
Change in unrealized investment gains and losses                                        10,104        (23,026)           --
---------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                  $345,966       $260,577      $217,923
===========================================================================================================================

4. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                             $ 3,371       $(15,096)     $ 11,803
   Deferred                                                                             15,420         (3,725)      (34,562)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        18,791        (18,821)      (22,759)
State income taxes-current                                                                 284            334           551
---------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit)                                                           $19,075       $(18,487)     $(22,208)
===========================================================================================================================

Income tax expense (benefit) differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2003                       2002                         2001
(DOLLARS IN THOUSANDS)                                 PROVISION      RATE       PROVISION       RATE          PROVISION      RATE
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes based on the statutory rate        $19,846       35.0%      $(18,262)      (35.0)%        $(22,378)     (35.0)%
Tax-exempt interest and dividend income                    (485)      (0.8)           (62)       (0.1)               (3)        --
State taxes, net of federal benefit                         184        0.3            217         0.4               358        0.6
Other, net                                                 (470)      (0.9)          (380)       (0.7)             (185)      (0.3)
------------------------------------------------------------------------------------------------------------------------------------
Total income taxes                                      $19,075       33.6%      $(18,487)      (35.4)%        $(22,208)     (34.7)%
====================================================================================================================================

                                                                        -- 13 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of American Enterprise Life's deferred income tax assets and liabilities as of December 31 are as follows:

(THOUSANDS)                                                                                             2002          2001
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                                   $ 64,080      $ 48,048
   Net unrealized losses on Available-for-Sale securities                                              10,688            --
   Investments, other                                                                                   3,252         3,154
   Other                                                                                                  412         6,049
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                       78,432        57,251
---------------------------------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   90,050        73,243
   Net unrealized gains on Available-for-Sale securities                                                   --         1,616
---------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                                  90,050        74,859
---------------------------------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                                                  $(11,618)     $(17,608)
===========================================================================================================================

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $99.1 million and $101.5 million as of December 31, 2003 and 2002, respectively. Any dividend distributions in 2003 would require approval by the Indiana Department of Insurance.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                                               2003          2002           2001
---------------------------------------------------------------------------------------------------------------------------
Statutory net gain (loss)                                                             $  6,483       $(85,113)     $(81,461)
Statutory capital and surplus                                                          495,816        493,339       303,501
---------------------------------------------------------------------------------------------------------------------------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that American Enterprise Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44.8 million to American Enterprise Life's statutory-basis capital and surplus as of January 1, 2001.

6. RELATED PARTY TRANSACTIONS

American Enterprise Life has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $56.3 million, $44.5 million, and $34.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003 and, as discussed in the "Separate account business" section of Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide fund management services other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. During the fourth quarter of 2003, $138 thousand was received by American Enterprise Life under this arrangement.

American Enterprise Life has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2003 and 2002 is $2.4 million and $1.5 million, respectively, payable to IDS Life for federal income taxes.

                                    -- 14 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50.0 million. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Enterprise Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

At December 31, 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

Reinsurance contracts do not relieve American Enterprise Life from its primary obligation to policyholders.

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

9. DERIVATIVE FINANCIAL INSTRUMENTS

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. American Enterprise Life is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. American Enterprise Life monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of American Enterprise Life's counterparties are rated A or better by Moody's and Standard & Poor's.

American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($42.7 million) and ($72.5 million) at December 31, 2003 and 2002, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $6.1 million and $15.9 million at December 31, 2003 and 2002, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $nil and $8 thousand as of December 31, 2003 and 2002, respectively, and are included in Other assets. American Enterprise Life incurred ($11.6 million) and ($56.8 million) in derivative losses in 2003 and 2002, respectively, which are included in Other operating expenses. The decrease in derivative losses in 2003 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

                                    -- 15 --

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

American Enterprise Life discloses fair value information for financial instruments for which it is practicable to estimate that value. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future fair values. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                                 2003                          2002
                                                       CARRYING       FAIR            CARRYING        FAIR
(THOUSANDS)                                             AMOUNT        VALUE            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturities                                     $6,650,906    $6,650,906        $5,288,855    $5,288,855
Common stocks                                        $        6    $        6        $       --    $       --
Mortgage loans on real estate                        $  534,812    $  585,295        $  587,535    $  656,200
Derivatives                                          $    6,072    $    6,072        $   15,852    $   15,852
Cash and cash equivalents                            $    9,065    $    9,065        $1,118,692    $1,118,692
Separate account assets                              $1,108,160    $1,108,160        $  694,771    $  694,771
-------------------------------------------------------------------------------------------------------------

FINANCIAL LIABILITIES
Future policy benefits for fixed annuities             $6,623,247  $6,385,595        $5,388,765    $5,256,677
Derivatives                                            $   42,904  $   42,904        $   73,058    $   73,058
Separate account liabilities                           $1,107,211  $1,064,419        $  694,248    $  671,315
-------------------------------------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $22.1 million and $23.2 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $0.9 million and $0.5 million, respectively.

                                    -- 16 --

                                                                 S-6319 A (4/04)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the Trust, dated July 15, 1987, filed electronically as Exhibit 1.A (1)(a) to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

(a)(2) Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing the Separate Account, dated November 3, 1999, filed electronically as Exhibit 1.A
         (1)(b) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, and is incorporated herein by reference.

(a)(3)   Resolution of the Board of Directors of American  Enterprise
         Life Insurance Company establishing one subaccount - FTVIPT Templeton International Securities Fund - Class 2 dated February 28, 2002 and filed electronically as Exhibit 1. A. (1) (c) to Post-Effective Amendment No. 3 to the Registration Statement No. 333-84121 is incorporated by reference.

(b)      Not applicable.

(c)(1) Form of Selling Agreement for American Enterprise Life Insurance Company filed electronically as Exhibit 1.A. (3)(b)(1) to Post-Effective Amendment No. 1 to the Registration Statement No. 333-84121 filed on or about April 26, 2000, is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SIG-VUL) filed electronically as Exhibit 1.A (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(2)   Accidental  Death  Benefit  Rider  filed   electronically  as  Exhibit
         1.A.(5)(b) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(3)   Additional  Insured Rider (Term  Insurance)  filed  electronically  as
         Exhibit 1.A.(5)(c) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(4) Children's Level Term Insurance Rider filed electronically as Exhibit 1.A.(5)(d) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(5) Term Insurance Rider filed electronically as Exhibit 1.A.(5)(e) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(d)(6) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A.(5)(f) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A.(10) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(f)(1) Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

(f)(2)   Amended By-Laws of American  Enterprise Life filed  electronically  as
         Exhibit 6.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

(f)(3) Amended By-Laws of American Enterprise Life, dated September 11, 2002, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

(h)(1) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997 filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8(j) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(3) Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management Securities, Inc., dated September 1, 1999, filed electronically as Exhibit 8(p) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(4)   Copy  of   Participation   Agreement   between   American
         Enterprise Life Insurance Company and the Variable Insurance Products Fund, Fidelity Distributors Corporation, dated September 1, 199 filed electronically as Exhibit 1.A. (8)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(5)   Copy  of   Participation   Agreement   between   American
         Enterprise Life Insurance Company and the Variable Insurance Products Fund III, Fidelity Distributors Corporation, dated September 1, 1999 filed electronically as Exhibit 1.A.
         (8)(b) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(6) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Company, dated April 1, 1999, filed electronically as Exhibit 8.4(a) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 is incorporated by reference.

(h)(7) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

(h)(8) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

(h)(9) Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept, 1, 1999, filed electronically as Exhibit 8(l) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(10)  Copy  of  Participation   Agreement  among  MFS  Variable
         Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 8(m) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(11) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds, Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by herein by reference.

(h)(12) Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company dated Sept. 1, 1999, filed electronically as Exhibit 8(o) to Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

(h)(14) Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

(h)(15) Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Account's Post Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

(h)(16)  Copy of Participation Agreement among Variable Insurance Products Fund,
         Fidelity   Distributors   Corporation  and  American  Enterprise  Life
         Insurance  Company,  dated  July 15,  2002,  filed  electronically  as
         Exhibit  8.3  to  American   Enterprise   Variable  Annuity  Account's
         Post-Effective   Amendment  No.  8  to   Registration   Statement  No.
         333-92297, filed on or about October 21, 2002, is incorporated by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculations of Illustrations for SIG-VUL are filed electronically herewith.

(n) Consent of Independent Auditors for SIG-VUL dated April 26, 2004 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) American Enterprise Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 11 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-84121, is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 15, 2004 is filed electronically herewith.


Item 27. Directors and Officers of the Depositor (American Enterprise Life
         Insurance Company)
Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director and Executive Vice President - Annuities


Timothy V. Bechtold                                                     Director


Arther H. Berman                                                        Director and Vice President - Finance


Walter S. Berman                                                        Vice President and Treasurer


Lorraine R. Hart                                                        Vice President - Investments


Carol A. Holton                                                         Director and President


Michelle M. Keeley                                                      Vice President - Investments


Christopher J. Kopka                                                    Money Laundering Prevention Officer


Paul S. Mannweiler                    135 N. Pennslvania St.            Director
                                      Suite 2350
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Assistant Group Counsel and
                                                                        Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

Thomas W. Murphy                                                        Vice President - Investments


Roger Natarajan                                                         Director


Teresa J. Rasmussen                                                     Director


Mark E. Schwarzmann                                                     Director, Chairman of the Board and
                                                                        Chief Executive Officer

* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 29. Indemnification


The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarnjan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (American Enterprise Life Insurance Company) at 829 AXP Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of April, 2004.

                           American Enterprise Variable Life Separate Account
                                              (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/  Carol A. Holton*
                              --------------------------
                                   Carol A. Holton
                                   President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.

Signature                                 Title


/s/  Gumer C. Alvero*                     Director and Executive
---------------------                     Vice President - Annuities
     Gumer C. Alvero


/s/  Timothy V. Bechtold*                 Director
-------------------------
     Timothy V. Bechtold


/s/  Arthur H. Berman*                    Director and Vice President - Finance
-------------------------                 (Principal Financial Officer)
     Arthur H. Berman


/s/  Carol A. Holton*                     Director and President
----------------------
     Carol A. Holton


/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler


/s/  Jeryl A. Millner*                    Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner


/s/  Roger Natarajan*                     Director
-------------------------
     Roger Natarajan


/s/  Mark E. Schwarzmann*                 Chairman of the Board of Directors
-------------------------                 and Chief Executive Officer
     Mark E. Schwarzmann                  (Chief Executive Officer)



* Signed pursuant to Power of Attorney, dated April 15, 2004 filed electronically herewith as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 6, by:


/s/ Mary Ellyn Minenko
------------------------
    Mary Ellyn Minenko